WNL SERIES TRUST

                                 ANNUAL REPORT

                               DECEMBER 31, 1996



















The information in this report is intended for informational purposes. This report is not authorized for distribution to prospective investors unless preceded or accompanied by current prospectuses for WNL Series Trust and WNL Separate Account A. The prospectuses contain important information about
Western National Life Insurance Company and the ElitePlus Bonus Variable Annuity, including charges and expenses. Please read the prospectuses carefully before investing.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


The following discussion of the 1996 performance of the portfolios within WNL Series Trust supplements the financial statements and related notes found elsewhere in this report.

The total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolios' performances reflect the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost.

As with all money market funds, an investment in the Global Advisors Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. Although the Portfolio strives to maintain a stable net asset value of $1.00 per share, there can be no assurance that this objective will be met.


BEA  GROWTH  AND  INCOME  PORTFOLIO
-----------------------------------

The BEA Growth and Income Portfolio commenced operations on October 20, 1995. It's total return for 1996, 13.82%, slightly exceeded the 13.10% of its benchmark, a composite made up of 50%,the S&P 500 Index and 50%, the Lehman Brothers Aggregate Bond Index. Like its benchmark, the portfolio is nearly equally balanced between equities and debt instruments.

The strategy in the equity portion of the portfolio involves top-down sector selection combined with bottom-up stock selection within sectors. BEA believes that the current economic boom may not continue at the current pace, so the manager has taken a defensive position, emphasizing large-cap, recognizable names and sectors that are deemed to be among the less cyclical. The manager further believes that there is excess capacity in certain industries, including electronics, chemicals, and paper, and accordingly, the portfolio has been structured to avoid those sectors. The overall strategy is to try to outperform the market, not "by hitting home runs", but by avoiding major mistakes; i.e., managing risks.

On the fixed-income side, BEA believes that market rates are not likely to rise dramatically because inflation is under control and will probably remain so. However, continued high global demand for funds will keep real interest rates high by historical standards. As a result, BEA is emphasizing yield over price appreciation in its bond selection. Currently, the spread between corporate and government securities is narrow (by historical standards) so BEA has turned to mortgage-backed and other asset-backed securities for yield.

BLACKROCK  MANAGED  BOND  PORTFOLIO
-----------------------------------

The BlackRock Managed Bond Portfolio commenced operations on January 2, 1996. Its total return for 1996, 3.76%, slightly exceeded the 3.62% of its benchmark, the Salomon Broad Investment Grade Bond Index. Its performance in the early part of 1996 lagged its benchmark return for the following reasons: it commenced operations at the peak of the bond market and suffered as the market fell early in the year; the adviser started 1996 with a bullish outlook and went a little longer than the index, which proved costly; and, in order to get invested initially the manager purchased principally Treasury bonds, which cost investment spread.

The Portfolio slightly outperformed its benchmark in the latter half of the year. At year end it was nearly duration-neutral to the index so its return should more or less match that of its index. The manager expects rates to remain stable, and is cautious, as there is no indication of which direction rates will move next. In the fourth quarter, the manager reduced the portfolio's heavy concentration of mortgage-backed securities in favor of other classes of asset-backed securities.


CREDIT  SUISSE  INTERNATIONAL  EQUITY  PORTFOLIO
------------------------------------------------

The Credit Suisse International Equity Portfolio commenced operations on October 20, 1995. It's total return for 1996, 16.50% nearly quadrupled the 4.40% of its benchmark, the Morgan Stanley Composite Index --Europe, Australia,& Far East (EAFE). Under normal conditions, the portfolio invests at least 65% of its assets in issuers located in at least five countries outside the United States.

At year end, the largest concentrations of non-U.S. investments were in Western Europe, the United Kingdom, Japan and to a lesser extent, Hong Kong. The portfolio was, however, overweighted (relative to the index) in emerging economies, particularly Eastern Europe and Latin America as the manager expects those regions to display relatively rapid growth. The successful performance of the portfolio during the year is largely attributable to: good individual stock selection in Western Europe and in non-Japan Asia; overweighting of Emerging Europe; underweighting of Japan; and currency hedging.

With respect to currency risk, the manager correctly anticipated that the U.S. dollar would strengthen in 1996 and so kept the portfolio largely hedged in U.S. dollars.


ELITEVALUE  ASSET  ALLOCATION  PORTFOLIO
----------------------------------------

The EliteValue Asset Allocation Portfolio commenced operations on January 2, 1996, and its total return for the year, 26.70%, nearly doubled the 14.07% of its benchmark, the Lipper Benchmark -- Flexible Portfolio Funds.

Although the portfolio is an asset allocation fund, the manager has consistently kept it almost entirely invested in equities, a strategy that proved very successful in 1996. The portfolio consists of a relatively small number of stocks and the turnover rate is very low. The manager believes in taking large positions in a few companies he believes will show superior performance.

Performance in 1996 was excellent, in part, because the portfolio's largest holding, McDonnell Douglas, rose dramatically after it announced its merger intentions. The heavy concentration of financial stocks in the portfolio also did well. The manager expects the portfolio will continue to have a very low turnover, as new names are added only when he finds investments that are better than what is currently in the portfolio. The long-term goal for the portfolio is to attain a consistent 12-15% annual return.


GLOBAL  ADVISORS  GROWTH  EQUITY  PORTFOLIO
-------------------------------------------

The  Global  Advisors  Growth Equity Portfolio commenced operations on October
20,  1995.    It's total return for 1996, 21.36% slightly lagged the 23.08% of its  benchmark,  the  S&P  500  Index.

The portfolio is an enhanced index fund, that is, one that tracks the S&P 500 by industry classification, but attempts to pick the best individual stocks within each industry. It was a difficult year for the portfolio model, in part because the market's large-cap bias made it difficult for such a broad-based portfolio to keep up. Additionally, volatility in the technology sector hampered performance early in the year but a few successful tech stocks later in the year greatly enhanced performance. Several refinements to the model were made in 1996 in an attempt to improve performance; most recently, the industry sectors were revised, in order to more closely link the portfolio to the index. The disappointing performance early in the year, and the later success illustrate how important individual stock picking is, even for this model driven portfolio. The portfolio turnover was high, in part because of trades dictated by changes to the model.



GLOBAL  ADVISORS  MONEY  MARKET  PORTFOLIO
------------------------------------------

The Global Advisors Money Market Portfolio commenced operations on October 10, 1995. Its total return for 1996, 5.19%, slightly lagged the 5.21% of its benchmark, the 91-day Treasury Bill Index (Auction Average). The portfolio's small size make it difficult for the manager to make economic trades while maintaining sufficient diversity and liquidity.


SALOMON  U.S.  GOVERNMENT  SECURITIES  PORTFOLIO
------------------------------------------------

The Salomon U.S. Government Securities Portfolio commenced operations on February 6, 1996. Its total return for 1996, 3.40%, lagged the 4.55% of its benchmark, the Lipper U.S. Treasury 1-to-10-year Index. Its performance in the early part of 1996 lagged its benchmark return for the following reasons: it commenced operations at the peak of the bond market and suffered as the market fell early in the year; the adviser started 1996 with a bullish outlook and went a little longer than the index, which proved costly; and, in order to get invested initially the manager purchased principally Treasury bonds, which cost investment spread.

In the latter part of the year, the portfolio yield exceeded its benchmark by a small amount. The duration was slightly long compared to the index, which produced gains in October - November as the market rallied, then gave back some gain as rates rose in the December. At year end, the portfolio was duration-neutral to very slightly long, and, absent any new indications of a definite trend in market rates, the manager intends to maintain that position. It is difficult to outperform the market in a stable rate environment, so the manager has concentrated the portfolio in mortgage-backed bonds in order to attain yield. The manager's outlook for the near future is for a continued flat rate environment, so the portfolio should perform essentially at its benchmark level.

VAN  KAMPEN  AMERICAN  CAPITAL  EMERGING  GROWTH  PORTFOLIO
-----------------------------------------------------------

The Van Kampen American Capital Emerging Growth Portfolio commenced operations
on  January  2,  1996.    Its total return for the year, 19.06%, surpassed the
16.28%  of  its  benchmark,  the  Lipper  Benchmark  --  Mid-Cap  Funds.

The portfolio's strategy of seeking companies with expectations of growing earnings and rising P/E multiples showed good results in 1996. Early in the year, results were superlative, as the heavy concentration of technology stocks did very well. Unfortunately, as certain technology holdings suffered late in the year, so did the portfolio. The portfolio's high beta (positive correlation to the overall market performance) makes it subject to significant swings along with the market. Several large-cap investments were added to the portfolio late in the year to take advantage of the market's large-cap bias.


PERFORMANCE  GRAPHS
-------------------

The following graphs illustrate the performance of $10,000 invested in each of the portfolios in comparison to their respective benchmark returns. The charts assume investment at each portfolio's inception date and track performance though December 31, 1996.

                               WNL Series Trust
                        BEA GROWTH AND INCOME PORTFOLIO
                                      vs.
                      50% S&P 500 / 50% Lehman Aggregate
           Comparative Performance of $10,000 investment at 10/20/95


                             INCEPT TO
PORTFOLIO         10/20/95   12/31/95    3/31/96    6/30/96    9/30/96   12/31/96
----------------  ---------  ---------  ---------  ---------  ---------  ---------
BEA               10,000.00  10,657.07  10,871.86  11,265.98  11,679.10  12,129.59
S&P 500 / LEHMAN  10,000.00  10,397.85  10,585.02  10,890.00  11,164.00  11,759.97
----------------  ---------  ---------  ---------  ---------  ---------  ---------



        Average Annual Total Return *
        -----------------------------
                   One     Since
                  Year   Inception
                  -----  ---------
BEA               13.82      17.41
S&P 500 / Lehman  13.10      14.70
----------------  -----  ---------



              December 31, 1996 Fund Facts
             -----------------------------
Date of Inception                 10/20/95
Net Assets                 $     3,145,099
Net Asset Value per Share  $         11.04
Manager                    BEA Associates



* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The S&P 500 / Lehman Aggregate does not include any expenses.

                               WNL Series Trust
                       BLACKROCK MANAGED BOND PORTFOLIO
                                      vs.
              Salomon Brothers Broad Investment Grade Bond Index
            Comparative Performance of $10,000 Investment at 1/2/96



                               INCEPT TO
PORTFOLIO            1/2/96     3/31/96   6/30/96    9/30/96   12/31/96
------------------  ---------  ---------  --------  ---------  ---------
BLACKROCK           10,000.00   9,771.03  9,852.58  10,057.62  10,376.11
SALOMON BRO. INDEX  10,000.00   9,848.00  9,807.00  10,058.00  10,362.00
------------------  ---------  ---------  --------  ---------  ---------



            Average Annual Total Return *
            -----------------------------
                    One     Since
                    Year  Inception
                    ----  ---------
BlackRock           3.76       3.76
Salomon Bro. Index  3.62       3.62
------------------  ----  ---------




                            December 31, 1996 Fund Facts
                            ----------------------------
Date of Inception                                   1/2/96
Net Assets                                      $3,376,118
Net Asset Value per Share                       $     9.78
Manager                    BlackRock Financial
                           Management
                           -------------------



* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Salomon Brothers Broad Investment Grade Bonus Index does not include any expenses.

                               WNL Series Trust
                 CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                                      vs.
                     Morgan Stanley Composite Index - EAFE
           Comparative Performance of $10,000 Investment at 10/20/95



                        DATE
PORTFOLIO             10/20/95   12/31/95    3/31/96    6/30/96    9/30/96   12/31/96
--------------------  ---------  ---------  ---------  ---------  ---------  ---------
CREDIT SUISSE         10,000.00  10,392.82  11,090.15  11,575.36  11,743.30  12,107.37
MORGAN STANLEY INDEX  10,000.00  10,595.00  10,622.00  10,847.00  10,800.00  11,061.97
--------------------  ---------  ---------  ---------  ---------  ---------  ---------



             Average Annual Total Return *
             -----------------------------
                       One     Since
                      Year   Inception
                      -----  ---------
Credit Suisse         16.50      17.23
Morgan Stanley Index   4.41       8.87
--------------------  -----  ---------



                               December 31, 1996 Fund Facts
                               ----------------------------
Date of Inception                                      10/20/95
Net Assets                                           $2,726,982
Net Asset Value per Share                            $    10.67
Manager                    Credit Suisse Investment
                           Management Ltd.
                           ------------------------



* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Morgan Stanley Composite Index - EAFE does not include any expenses.

                               WNL Series Trust
                     ELITEVALUE ASSET ALLOCATION PORTFOLIO
                                      vs.
                  Lipper Benchmark / Flexible Portfolio Funds
            Comparative Performance of $10,000 Investment at 1/2/96



                          INCEPT TO
PORTFOLIO       1/2/96     3/31/96    6/30/96    9/30/96   12/31/96
-------------  ---------  ---------  ---------  ---------  ---------
ELITEVALUE     10,000.00  10,706.44  10,935.58  11,595.62  12,669.85
LIPPER / FLEX  10,000.00  10,285.00  10,567.00  10,794.00  11,407.00
-------------  ---------  ---------  ---------  ---------  ---------



          Average Annual Total Return *
          -----------------------------
                One     Since
               Year   Inception
               -----  ---------
EliteValue     26.70      26.70
Lipper / Flex  14.07      14.07
-------------  -----  ---------



                         December 31, 1996 Fund Facts
                        -----------------------------
Date of Inception                              1/2/96
Net Assets                                 $2,307,038
Net Asset Value per Share                  $    12.32
Manager                    OpCap Advisors



* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Lipper Benchmark / Flexible Portfolio Funds does not include any expenses.

                               WNL Series Trust
                    GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                                      vs.
                      Standard & Poor's 500 / Stock Index
           Comparative Performance of $10,000 Investment at 10/20/95



                          DATE
PORTFOLIO               10/20/95   12/31/95    3/31/96    6/30/96    9/30/96   12/31/96
----------------------  ---------  ---------  ---------  ---------  ---------  ---------
GLOBAL ADV. GROWTH EQ.  10,000.00  10,356.78  10,852.72  11,414.02  11,623.71  12,569.22
S&P 500 / STOCK INDEX   10,000.00  10,532.00  11,104.94  11,605.77  11,960.91  12,962.04
----------------------  ---------  ---------  ---------  ---------  ---------  ---------




               Average Annual Total Return *
               -----------------------------
                         One     Since
                        Year   Inception
                        -----  ---------
Global Adv. Growth Eq.  21.36      20.94
S&P 500 / Stock Index   23.07      24.74
----------------------  -----  ---------



                            December 31, 1996 Fund Facts
                            ----------------------------
Date of Inception                                 10/20/95
Net Assets                                      $3,420,466
Net Asset Value per Share                       $    11.85
Manager                    State Street Global
                           Advisors
                           -------------------



* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Standard & Poor's 500 / Stock Index does not include any expenses.

                               WNL Series Trust
                    GLOBAL ADVISORS MONEY MARKET PORTFOLIO
                                      vs.
                 91-Day Treasury Bill Index (Auction Average)
           Comparative Performance of $10,000 Investment at 10/10/95



                         DATE
PORTFOLIO              10/10/95   12/31/95    3/31/96    6/30/96    9/30/96   12/31/96
---------------------  ---------  ---------  ---------  ---------  ---------  ---------
MONEY MARKET           10,000.00  10,117.26  10,240.47  10,366.75  10,503.63  10,642.27
91-DAY TREASURY INDEX  10,000.00  10,135.61  10,264.16  10,393.62  10,530.37  10,663.37
---------------------  ---------  ---------  ---------  ---------  ---------  ---------



               Average Annual Total Return *
               -----------------------------
                       One     Since
                       Year  Inception
                       ----  ---------
Money Market           5.19       5.19
91-Day Treasury Index  5.21       5.30
---------------------  ----  ---------



                   December 31, 1996 Fund Facts
                   ----------------------------
Date of Inception                      10/10/95
Net Assets                 $          1,291,024
Net Asset Value per Share  $               1.00
Manager                    State Street Global
                           Advisors
                           --------------------


* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The 91-Day Treasury Index does not include any expenses.

As with all money market funds, an investment in the Global Advisors Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. Although the Portfolio strives to maintain a stable net asset value of $1.00 per share, there can be no assurance that this objective will be met.

                               WNL Series Trust
             SALOMON BROTHERS U.S. GOVERNMENT SECURITIES PORTFOLIO
                                      vs.
                          Treasury 1 to 10 Year Index
            Comparative Performance of $10,000 Investment at 2/6/96



                                       INCEPT TO
PORTFOLIO                    2/6/96     3/31/96   6/30/96    9/30/96   12/31/96
--------------------------  ---------  ---------  --------  ---------  ---------
SALOMON                     10,000.00   9,813.18  9,872.93  10,073.49  10,340.05
TREASURY 1 TO 10 YR. INDEX  10,000.00   9,848.00  9,915.00  10,102.00  10,455.00
--------------------------  ---------  ---------  --------  ---------  ---------



               Average Annual Total Return *
               -----------------------------
                            One     Since
                            Year  Inception
                            ----  ---------
Salomon                     3.40       3.40
Treasury 1 to 10 Yr. Index  4.55       4.55
--------------------------  ----  ---------



                           December 31, 1996 Fund Facts
                           ----------------------------
Date of Inception                                2/6/96
Net Assets                                   $2,346,717
Net Asset Value per Share                    $     9.79
Manager                    Salomon Brothers
                           Asset Management
                           ----------------



* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Treasury 1 to 10 Year Index does not include any expenses.

                               WNL Series Trust
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                                      vs.
                       Lipper Benchmark / Mid-Cap Funds
            Comparative Performance of $10,000 Investment at 1/2/96



                             INCEPT TO
PORTFOLIO          1/2/96     3/31/96    6/30/96    9/30/96   12/31/96
----------------  ---------  ---------  ---------  ---------  ---------
AMERICAN CAPITAL  10,000.00  10,791.13  11,957.31  12,377.42  11,906.29
LIPPER / MID-CAP  10,000.00  10,757.00  11,221.00  11,511.00  11,628.00
----------------  ---------  ---------  ---------  ---------  ---------



            Average Annual Total Return *
            -----------------------------
                   One     Since
                  Year   Inception
                  -----  ---------
American Capital  19.06      19.06
Lipper / Mid-Cap  16.28      16.28
----------------  -----  ---------



                                   December 31, 1996 Fund Facts
                                   -----------------------------
Date of Inception                                                        1/2/96
Net Assets                                      $                     1,881,837
Net Asset Value per Share                       $                         11.54
Manager                    Van Kampen American
                                                Capital Asset Management, Inc.
                                                -------------------------------



* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by Western National Life Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Lipper Benchmark / Mid-Cap Funds does not include any expenses.

                               WNL SERIES TRUST


                              FINANCIAL SCHEDULES

                               DECEMBER 31, 1996
    The accompanying notes are an integral part of the financial statements



                               WNL SERIES TRUST
                        BEA GROWTH AND INCOME PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996


SECURITY DESCRIPTION                                 SHARES   VALUE
---------------------------------------------------  ------  --------
COMMON STOCKS-44.8%
  AEROSPACE-1.2%
    Lockheed Martin Corporation                         400  $ 36,600
                                                             --------

  AUTOMOBILES-1.1%
    General Motors Corporation                          600    33,450
                                                             --------

  BROADCASTING-0.9%
    United States West Incorporated (a)               1,500    27,750
                                                             --------

  BUSINESS SERVICES-2.5%
    Automatic Data Processing Incorporated              800    34,300
    GTECH Holdings Corporation (a)                    1,400    44,800
                                                             --------
                                                               79,100
                                                             --------

  COMPUTERS & BUSINESS EQUIPMENT-3.1%
    DST Systems Incorporated (a)                      1,000    31,375
    Technology Modeling Associates Incorporated (a)   5,000    66,250
                                                             --------
                                                               97,625
                                                             --------

  CONSTRUCTION MATERIALS-1.0%
    Masco Corporation                                   900    32,400
                                                             --------

  DRUGS & HEALTH CARE-10.3%
    American Home Products Corporation                  500    29,313
    Barr Labs Incorporated (a)                        1,500    38,062
    Bergen Brunswig Corporation                       1,200    34,200
    Boston Scientific Corporation (a)                   600    36,000
    McKesson Corporation                              1,000    56,000
    Pharmacia & Upjohn Incorporated                   1,000    39,625
    Smithkline Beecham PLC ADR                          800    54,400
    Tyco International Limited                          700    37,012
                                                             --------
                                                              324,612
                                                             --------

  ELECTRICAL EQUIPMENT-1.5%
    Emerson Electric Company                            500    48,375
                                                             --------

  FINANCIAL SERVICES-5.2%
    Associates First Capital Corporation (a)          1,300    57,362
    J.P. Morgan & Company Incorporated                  400    39,050
    NationsBank Corporation                             300    29,325
    Southern National Corporation                     1,000    36,250
                                                             --------
                                                              161,987
                                                             --------

  FOOD & BEVERAGES-1.0%
    H.J. Heinz Company                                  900    32,175
                                                             --------

  HOUSEHOLD APPLIANCES & HOME FURNISHINGS-1.5%
                                                             --------
    Newell Company                                    1,500    47,250
                                                             --------

  HOUSEHOLD PRODUCTS-1.9%
    Clorox Company                                      300    30,113
    Gillette Company                                    400    31,100
                                                             --------
                                                               61,213
                                                             --------

  INDUSTRIAL MACHINERY-1.3%
    General Electric Company                            400    39,550
                                                             --------




                               WNL SERIES TRUST
                        BEA GROWTH AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996


SECURITY DESCRIPTION                                 SHARES      VALUE
-------------------------------------------------  ----------  ----------
COMMON STOCKS-(CONTINUED)
  INSURANCE-3.2%
    Ace Limited                                           900  $   54,112
    Exel Limited                                        1,200      45,450
                                                               ----------
                                                                   99,562
                                                               ----------

  INTERNATIONAL OIL-2.1%
    Exxon Corporation                                     300      29,400
    Mobil Corporation                                     300      36,675
                                                               ----------
                                                                   66,075
                                                               ----------

  PAPER-0.9%
   Schweitzer-Mauduit International Incorporated          900      28,463
                                                               ----------

  PETROLEUM SERVICES-0.8%
    McDermott International Incorporated                1,500      24,938
                                                               ----------

  PHOTOGRAPHY-1.0%
    Eastman Kodak Company                                 400      32,100
                                                               ----------

  PUBLISHING-3.2%
    Gannett Company Incorporated                          400      29,950
    Hollinger International Incorporated                3,500      40,250
    Tribune Company                                       400      31,550
                                                               ----------
                                                                  101,750
                                                               ----------

  REAL ESTATE-1.1%
    Trinet Corporation Realty Trust Incorporated        1,000      35,500
                                                               ----------

TOTAL COMMON STOCKS-(Cost $1,184,793)                           1,410,475
                                                   PRINCIPAL
                                                   AMOUNT
                                                   ----------
CORPORATE BONDS-5.4%
-------------------------------------------------
  ELECTRIC UTILITIES-1.2%
    Cleveland Electric Illuminating Company
    7.625%, 08/01/2002                             $   10,000      10,019
    Long Island Lighting Company
    9.00%, 11/01/2022                                  10,000      10,525
    Niagara Mohawk Power Corporation
    5.875%, 09/01/2002                                 20,000      17,696
                                                               ----------
                                                                   38,240
                                                               ----------

  FINANCE  & BANKING-1.8%
    A T & T Capital Corporation
    6.03%, 10/27/1997                                  15,000      15,035
    Citicorp
    6.75%, 08/15/2005                                  10,000       9,794
    General Motors Acceptance Corporation
    6.625%, 04/24/2000                                 30,000      30,138
                                                               ----------
                                                                   54,967
                                                               ----------

  INDUSTRIALS-0.7%
    Falcon Holdings Group LP (PIK)
    11.00%, 09/15/2003                                  2,000       1,790
    Fresh Delmonte Produce NV
    10.00%, 05/01/2003                                 10,000       9,550
    Summit Communications Group Incorporated
    10.50%, 04/15/2005                                 10,000      11,025
                                                               ----------
                                                                   22,365
                                                               ----------




                               WNL SERIES TRUST
                        BEA GROWTH AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996


                                                     PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT     VALUE
---------------------------------------------------  ----------  --------
CORPORATE BONDS-(CONTINUED)
  LEISURE TIME-1.1%
    Time Warner Incorporated
    6.85%, 01/15/2026                                $   35,000  $ 34,126
                                                                 --------

  REAL ESTATE-0.3%
    Chelsea GCA Realty Incorporated
    7.75%, 01/26/2001                                    10,000    10,131
                                                                 --------

  TRANSPORTATION-0.3%
    United States Air Incorporated
    10.00%, 07/01/2003                                   10,000    10,125
                                                                 --------

TOTAL CORPORATE BONDS-(Cost $169,217)                             169,954
                                                                 --------

FOREIGN CORPORATE BONDS-1.5%
  FINANCE & BANKING-0.3%
    Credit Foncier De France
    8.00%, 01/14/2002                                    10,000    10,581
                                                                 --------

  OIL & GAS-1.2%
    Gulf Canada Resources Limited
    9.25%, 01/15/2004                                    10,000    10,575
    8.35%, 08/01/2006                                    10,000    10,425
    Kabelmedia Holding GMBH
    13.625%, 08/01/2006                                  10,000     5,550
    Rogers Cantel Incorporated
    9.37%, 06/01/2008                                    10,000    10,500
                                                                 --------
                                                                   37,050
                                                                 --------

TOTAL FOREIGN CORPORATE BONDS-(Cost $45,666)                       47,631
                                                                 --------

FOREIGN GOVERNMENT BONDS-1.0%
    Government of Poland
    6.50%, 10/27/2024                                    10,000     9,713
    Republic of Columbia
    7.25%, 02/15/2003                                    10,000     9,747
    United Mexican States
    11.375%, 09/15/2016                                  10,000    10,505
                                                                 --------

TOTAL FOREIGN GOVERNMENT BONDS-(Cost $28,599)                      29,965
                                                                 --------

ASSET-BACKED SECURITIES-2.1%
    Asset Securitization Corporation
    Series 1995-MD4, Class A1, 7.10%, 08/13/2029         19,697    19,786
    Series 1996-D3, Class A1B, 7.21%, 10/31/2026         15,000    15,361
    Nationscredit Grantor Trust
    Series 1996-1, Class A, 5.85%, 09/15/2011            20,023    19,738
    Structured Asset Securities Corporation
    Series 1996-CFL, Class A1C, 5.944%, 02/25/2028       10,000     9,817
                                                                 --------

TOTAL ASSET-BACKED SECURITIES-(Cost $64,914)                       64,702
                                                                 --------




                               WNL SERIES TRUST
                        BEA GROWTH AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996

                                                               PRINCIPAL
SECURITY DESCRIPTION                                             AMOUNT       VALUE
-------------------------------------------------------------  ----------  -----------
U.S. GOVERNMENT AND AGENCY SECURITIES-33.8%
  FEDERAL AGENCIES-15.4%
    Federal Home Loan Mortgage Corporation
    6.50%, 01/01/2012                                          $   65,650  $   64,460
    7.00%, 11/01/2010                                              46,306      46,344
    7.00%, 07/01/2011                                              24,490      24,475
    8.00%, 09/01/2025                                              35,178      35,899
    8.00%, 11/01/2026                                              24,985      25,469
    Federal National Mortgage Association
    6.50%, 11/01/2002                                              27,518      27,277
    6.50%, 09/01/2025                                              23,952      22,874
    7.00%, 11/01/2025                                              23,509      23,001
    7.00%, 12/01/2025                                              96,194      94,119
    7.50%, 11/01/2002                                              24,503      24,862
    7.50%, 11/01/2026                                              24,975      24,959
    7.50%, 12/31/2027 TBA                                          35,000      34,978
    Government National Mortgage Association
    9.00%, 10/15/2017                                              15,544      16,676
    Tennessee Valley Authority
    5.98%, 04/01/2036                                              20,000      20,313
                                                                           -----------
                                                                              485,706
                                                                           -----------

  U.S. GOVERNMENT-18.4%
    United States Treasury Bonds
    7.125%, 02/15/2023                                             40,000      41,762
    7.875%, 02/15/2021                                            130,000     146,940
    10.75%, 08/15/2005                                             15,000      19,245
    United States Treasury Notes
    6.625%, 06/30/2001                                            105,000     106,689
    7.25%, 05/15/2004                                              20,000      21,044
    7.50%, 02/15/2005                                              50,000      53,477
    7.75%, 11/30/1999                                             180,000     188,071
                                                                           -----------
                                                                              577,228
                                                                           -----------


TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES-(Cost $1,068,165)               1,062,934
                                                                           -----------

REPURCHASE AGREEMENT-11.6%
(Cost $365,000)
    State Street Bank and Trust Company , 2.00% dated
    12/31/96, to be repurchased at $365,041 on 01/02/97,
    collateralized by $365,000 par value U.S. Treasury Note,
    5.875% due 07/31/1997, with a value of $374,207               365,000     365,000

TOTAL INVESTMENTS-(COST  $2,926,354*)-100.2%                                3,150,661
OTHER ASSETS LESS LIABILITIES-(0.2)%                                           (5,562)
                                                                           -----------

NET ASSETS-100.0%                                                          $3,145,099
                                                                           ===========


(A)-Non-income  producing  security
ADR-American  Depositary  Receipt
PIK-(Payment  In-Kind)  Income  may  be received in the form of additional securities.
TBA-To  Be  Announced





                               WNL SERIES TRUST
                        BEA GROWTH AND INCOME PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996

-$75,000 par value of United States Treasury Bonds have been pledged as collateral for the Federal National Mortgage Association 7.50%, 12/31/2007 TBA.

*-Aggregate cost for Federal tax purposes is $2,928,791. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $238,449 and $16,579, respectively, resulting in net unrealized appreciation of $221,870.


                               WNL SERIES TRUST
                       BLACKROCK MANAGED BOND PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996

                                                                       PRINCIPAL
SECURITY DESCRIPTION                                                     AMOUNT     VALUE
-------------------------------------------------------------          ----------  --------
CORPORATE BONDS-8.7%
  FINANCE  & BANKING-5.9%
    American Savings Bank of Irvine California
    6.625%, 02/15/2006                                                 $   50,000  $ 47,708
    GMAC Pass Through Trust 144A
    6.375%, 09/30/1998                                                     50,000    50,132
    Prudential Insurance Company of America 144A
    7.65%, 07/01/2007                                                      50,000    50,601
    Salomon Incorporated
    7.25%, 05/01/2001                                                      50,000    50,473
                                                                                   --------
                                                                                    198,914
                                                                                   --------

  INDUSTRIALS-2.8%
    Nabisco Incorporated
    7.05%, 07/15/2007                                                      50,000    49,054
    News America Holdings Incorporated
    7.75%, 12/01/2045                                                      50,000    46,560
                                                                                   --------
                                                                                     95,614
                                                                                   --------

TOTAL CORPORATE BONDS-(Cost $291,162)                                               294,528
                                                                                   --------

FOREIGN CORPORATE BONDS-6.0%
  FINANCE  & BANKING-1.5%
    Crown Cork & Seal Financial Savings
    6.75%, 12/15/2003                                                      50,000    49,560
                                                                                   --------

  SOVEREIGN & PROVINCIAL-1.5%
    Fairfax Financial Holdings Limited
    8.30%, 04/15/2026                                                      50,000    52,171
                                                                                   --------

  UTILITIES-3.0%
    Hydro Quebec
    7.50%, 04/01/2016                                                      50,000    50,535
    Tenaga Nasional Berhad 144A
    7.50%, 11/01/2025                                                      50,000    49,050
                                                                                   --------
                                                                                     99,585
                                                                                   --------


TOTAL FOREIGN CORPORATE BONDS-(Cost $196,793)                                       201,316
                                                                                   --------

ASSET-BACKED SECURITIES-19.6%
    Associates Manufactured Housing Pass Through Certificate
    Series 1996-2, Class A1, 5.70%, 06/15/2027                             48,045    47,910
    Banc One Credit Card Master Trust
    Series 1994-C, Class A, 7.80%, 12/15/2000                              50,000    51,500
    Community Program Loan Trust
    Series 1987-A, Class A4, 4.50%, 10/01/2018                            100,000    85,656
    Daimler Benz Vehicle Trust
    Series 1996-A, Class A, 5.85%, 07/20/2003                              95,907    95,607
    Discover Card Master Trust I
    Series 1996-4, Class A, 5.75%, 10/16/2013                              80,000    81,150
    Green Tree Financial Corporation
    Series 1993-4, Class A4, 6.60%, 01/15/2019                             50,000    49,719
    Series 1996-2, Class B2, 7.90%, 04/15/2027                             50,000    49,125




                               WNL SERIES TRUST
                       BLACKROCK MANAGED BOND PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996


                                                     PRINCIPAL
SECURITY DESCRIPTION                                   AMOUNT      VALUE
---------------------------------------------------  ----------  ----------
ASSET-BACKED SECURITIES-(CONTINUED)
    GS Mortgage Security Corporation
    Series 1996-PL, Class A2, 7.41%, 02/15/2027      $   50,000  $   51,000
    Nissan Auto Receivables
    Series 1995-A, Class A, 6.10%, 08/15/2001            53,803      53,853
    Sears Credit Account Master Trust II
    Series 1996-4, Class A, 6.45%, 10/15/2006            25,000      24,945
    Standard Credit Card Master Trust I
    Series 1995-1, Class A, 8.25%,  01/07/2007           35,000      38,008
    Structured Asset Securities Corporation
    Series 1996-CFL, Class A1B, 5.751%, 02/25/2028       32,685      32,359
                                                                 ----------

TOTAL ASSET-BACKED SECURITIES-(Cost $663,865)                       660,832
                                                                 ----------

U.S. GOVERNMENT SECURITIES-63.8%
  FEDERAL AGENCIES-28.5%
    Federal Home Loan Mortgage Corporation
    6.089%, 08/01/2031                                  105,969     104,909
    6.50%, 03/01/2026                                   491,915     470,856
    6.50%, 04/01/2026                                   297,637     284,520
    Small Business Administration
    Series 1996-10, Class C, 7.35%, 08/01/2006           50,000      50,594
    Series 1996-20, Class E, 7.60%, 05/01/2016           49,308      50,910
                                                                 ----------
                                                                    961,789
                                                                 ----------

  U.S. GOVERNMENT-35.3%
    United States Treasury Notes
    5.625%, 11/30/1998                                   75,000      74,660
    5.875%, 11/15/1999                                  400,000     398,436
    6.50%, 05/31/2001                                    15,000      15,164
    6.50%, 10/15/2006                                   360,000     361,969
    7.00%,  07/15/2006                                  280,000     290,895
    7.25%, 08/15/2004                                    25,000      26,313
    7.50%,  02/15/2005                                   25,000      26,738
                                                                 ----------
                                                                  1,194,175
                                                                 ----------


TOTAL U.S. GOVERNMENT SECURITIES-(Cost $2,159,557)                2,155,964
                                                                 ----------

TOTAL INVESTMENTS-(COST  $3,311,377*)-98.1%                       3,312,640
                                                                 ----------
OTHER ASSETS LESS LIABILITIES-1.9%                                   63,478
                                                                 ----------

NET ASSETS-100.0%                                                $3,376,118
                                                                 ==========




SCHEDULE  OF  OPEN  FUTURES  CONTRACTS  AT  DECEMBER  31,  1996
-------------------------------------------------------------------------------
NUMBER OF  CONTRACT                               TOTAL CONTRACT    UNREALIZED
CONTRACTS  DESCRIPTION                                VALUE        GAIN (LOSS)
---------  ------------------------------------  ----------------  ------------
        3  U.S. 5 Year Note March 1996 (long)    $       319,781   $    (3,466)
        1  U.S. 10 Year Note March 1996 (long)           109,125        (1,755)
        1  U.S. 2 Year Note March 1996 (short)          (206,797)          975
        1  U.S. 30 Year Note March 1996 (short)         (112,625)        1,464
                                                                   ------------
                                                                   $    (2,782)


                               WNL SERIES TRUST
                       BLACKROCK MANAGED BOND PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996

-$50,000 par value of Nabisco Incorporated has been pledged as collateral for initial margin for futures contracts.

*-Aggregate cost for Federal tax purposes is $3,311,748. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $15,911 and $15,019, respectively, resulting in net unrealized appreciation of $892.




                               WNL SERIES TRUST
                 CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996


SECURITY DESCRIPTION                             SHARES   VALUE
-----------------------------------------------  ------  --------
COMMON STOCKS-90.6%
  CANADA-1.1%
    Rogers Communications Incorporated (a)        4,000  $ 29,212
                                                         --------

  CHILE-3.4%
    Five Arrows Chile Investment Trust Limited   20,000    56,000
    Genesis Chile Fund                            1,000    36,625
                                                         --------
                                                           92,625
                                                         --------

  CROATIA-1.6%
    Pliva D.D. GDR (a)                              800    42,400
                                                         --------

  CZECH REPUBLIC-1.9%
    Ateso                                         1,446    32,432
    Galena (a)                                      600    20,539
                                                         --------
                                                           52,971
                                                         --------

  FRANCE-7.9%
    AXA SA                                          387    24,614
    BIC SA                                          138    20,693
    Cie de Saint Gobain                             165    23,342
    Cofinec GDR (a)                               1,700    51,213
    LVMH (Moet Hennessy Louis Vuitton)               96    26,810
    Sanofi SA                                       285    28,343
    Total SA                                        250    20,333
    Valeo SA                                        310    19,119
                                                         --------
                                                          214,467
                                                         --------

  GERMANY-6.1%
    Altana AG                                        28    21,799
    Bayer AG                                        680    27,751
    Hoechst AG                                      640    30,237
    Mannesmann AG                                    62    26,874
    SGL Carbon AG                                   165    20,802
    Siemens AG                                      380    17,904
    Volkswagen AG                                    50    20,795
                                                         --------
                                                          166,162
                                                         --------

  HONG KONG-6.1%
    Cheung Kong Holdings                          2,000    17,777
    China Resources Beijing Land (a)             44,000    27,875
    Citic Pacific Limited                         4,000    23,221
    Dao Heng Bank Group Limited                   5,000    23,983
    Dickson Concept International                     1         4
    Henderson Investment Limited                  8,000     9,568
    Hong Kong & China Gas                        10,000    19,329
    HSBC Holdings Limited                           800    17,118
    Peregrine Investment Holdings Limited         6,000    10,279
    Wing Hang Bank Limited                        4,000    18,152
                                                         --------
                                                          167,306
                                                         --------

  HUNGARY-2.8%
    Intermediate Europa Bank Right                  100    22,882
    MOL Magyar Olaj-es Gazipari GDR                 600     7,590
    Primagaz Hungaria Company Limited             1,000    46,320
                                                         --------
                                                           76,792
                                                         --------





                               WNL SERIES TRUST
                 CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996


SECURITY DESCRIPTION                                          SHARES   VALUE
------------------------------------------------------------  ------  --------
COMMON STOCKS-(CONTINUED)
  INDIA-1.5%
    India Fund                                                 5,000  $ 38,125
                                                                      --------

  INDONESIA-1.1%
    PT Indosat ADR                                               500    13,688
    PT Telekomunikasi Indonesia                                9,000    15,527
                                                                      --------
                                                                        29,215
                                                                      --------

  ISRAEL-0.9%
    Koor Industries Limited ADR                                1,500    25,500
                                                                      --------

  ITALY-2.4%
    Ente Nazionale Idrocarburi SPA                             4,270    21,913
    Telecom Italia Mobile SPA                                  8,250    21,427
    Telecom Italia Mobile SPA                                  9,200    23,258
                                                                      --------
                                                                        66,598
                                                                      --------

  JAPAN-15.1%
    Amada Company                                              3,000    23,314
    Banyu Pharmaceutical Company                               2,000    27,977
    Daiwa Securities                                           3,000    26,682
    East Japan Railway                                             6    26,992
    Hitachi Zosen Corporation                                  4,000    15,543
    Japan Airport Terminal                                     2,000    24,523
    Japan Tobacco Incorporated                                     5    33,892
    Maeda Road Construction                                    2,000    23,141
    NEC Corporation                                            6,000    72,533
    Nippon Telegraph & Telephone                                   4    30,325
    Nomura Securities Limited                                  4,000    60,098
    Santen Pharmaceutical Company                              1,100    22,796
    Sumitomo Osaka Cement Company Limited                      7,000    23,150
                                                                      --------
                                                                       410,966
                                                                      --------

  KOREA-0.0%
    Samsung Electronics Limited 144A GDR                           3       124
                                                                      --------

  MALAYSIA-2.8%
    Jaya Tiasa Holdings                                        3,000    15,918
    Magnum Corporation Bhd                                     9,000    17,462
    Malaysian Resources Corporation                            6,000    23,639
    UMW Holdings                                               4,000    18,689
                                                                      --------
                                                                        75,708
                                                                      --------

  NETHERLANDS-6.0%
    Ahold NV                                                     400    25,022
    ING Groep NV                                                 760    27,380
    Nutricia Verenigde Bedrijven NV                              157    23,870
    Oce Van Der Grinten NV                                       191    20,754
    Unilever NV                                                  120    21,241
    Vendex International                                         500    21,402
    Verenigde Nederlandse Uitgeversbedrijven Verenigd Bezit    1,180    24,673
                                                                      --------
                                                                       164,342
                                                                      --------

  PERU-2.1%
    Telefonica del Peru ADR                                    3,000    56,625
                                                                      --------






                               WNL SERIES TRUST
                 CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996


SECURITY DESCRIPTION                                 SHARES    VALUE
---------------------------------------------------  ------  ----------
COMMON STOCKS-(CONTINUED)
  PHILIPPINES-1.0%
    Hawaii Cement                                    50,000  $   16,540
    Pilipino Telephone Company                       12,500      10,575
                                                             ----------
                                                                 27,115
                                                             ----------

  RUSSIA-3.7
    Tatneft ADR (a)                                   1,000      48,000
    Gazprom ADR (a)                                   3,000      53,250
                                                             ----------
                                                                101,250
                                                             ----------

  SINGAPORE-0.9%
    Cycle & Carriage Limited                          1,000      12,220
    Development Bank of Singapore                     1,000      13,507
                                                             ----------
                                                                 25,727
                                                             ----------

  SLOVAKIA-2.1%
    Slovenske Lodenice AS                               700      22,916
    Vychodoslovenske Zeleziarne AS                    2,000      34,954
                                                             ----------
                                                                 57,870
                                                             ----------

  SPAIN-2.5%
    Banco Popular Espana                                100      19,642
    Iberdrola SA                                      2,200      31,180
    Telefonica de Espana                                800      18,579
                                                             ----------
                                                                 69,401
                                                             ----------

  SWEDEN-1.0%
    Autoliv AB                                          650      28,498
                                                             ----------

  SWITZERLAND-4.9%
    Adia SA                                              75      18,827
    CS Holding AG                                       210      21,573
    Novartis AG                                          26      29,308
    Roche Holdings AG                                     3      23,343
    Schweizerische Rueckversicherungs-Gesellschaft       19      20,285
    SMH AG Neuenburg                                     31      19,107
                                                             ----------
                                                                132,443
                                                             ----------

  UNITED KINGDOM-11.1%
    Asda Group PLC                                   17,600      37,088
    Courtaulds PLC                                    3,400      23,008
    Dixons Group PLC                                  3,200      29,769
    Electrocomponents PLC                             5,100      40,279
    EMI Group PLC                                       730      17,256
    General Accident PLC                              2,600      34,031
    GKN PLC                                           1,800      30,869
    Pearson PLC                                       2,100      26,803
    Provident Financial PLC                           4,000      34,333
    THORN EMI PLC  (a)                                  730       3,164
    Wolseley PLC                                      3,150      24,851
                                                             ----------
                                                                301,451
                                                             ----------

  UNITED STATES-0.6%
    Electric Fuel Corporation (a)                     2,500      17,500
                                                             ----------

TOTAL COMMON STOCKS-(Cost $2,271,185)                         2,470,393
                                                             ----------






                                    WNL SERIES TRUST
                      CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS (CONTINUED)
                                     DECEMBER 31, 1996


SECURITY DESCRIPTION                                                    SHARES      VALUE
------------------------------------------------------------          ----------  ----------
WARRANTS-3.1%
  ISRAEL-0.1%
    Israel Fund (a)                                                       30,000  $    4,074
                                                                                  ----------

  UNITED KINGDOM -3.0%
    Fleming Japan Investment Trust PLC (a)                                60,000      40,089
    Schroder Japan Growth Fund PLC (a)                                   175,000      41,974
                                                                                  ----------
                                                                                      82,063
                                                                                  ----------

 TOTAL WARRANTS-(Cost $185,756)                                                       86,137
                                                                                  ----------


                                                                      PRINCIPAL
                                                                      AMOUNT
                                                                      ----------
REPURCHASE AGREEMENT-4.1%
------------------------------------------------------------
(Cost $111,000)
    State Street Bank and Trust Company , 2.00% dated
    12/31/96, to be repurchased at $111,012 on 01/02/97,
    collateralized by $85,000 par value U.S. Treasury Bond,
    11.75% due 02/15/2010, with a value of $116,183                   $  111,000     111,000
                                                                                  ----------

TOTAL INVESTMENTS-(COST  $2,567,941*)-97.8%                                        2,667,530
OTHER ASSETS LESS LIABILITIES-2.2%                                                    59,452
                                                                                  ----------

NET ASSETS-100.0%                                                                 $2,726,982
                                                                                  ==========


(A)-Non-income  producing  security
GDR-Global  Depositary  Receipt
ADR-American  Depositary  Receipt

*-Aggregate  cost  for  Federal  tax  purposes  is  $2,572,469.   Aggregate gross unrealized
appreciation  for  all  securities  in  which  there is an excess of value over tax cost and aggregate  gross  unrealized  depreciation for all securities in which there is an excess of tax  cost  over  value were $345,289 and $250,228, respectively, resulting in net unrealized appreciation  of  $95,061.





                               WNL SERIES TRUST
                 CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                     ANALYSIS OF INDUSTRY CLASSIFICATIONS
                               DECEMBER 31, 1996

                                                   PERCENT OF
INDUSTRY                                           NET ASSETS
-------------------------------------------------  -----------
  Auto Parts                                              2.3%
  Automobiles                                             1.2
  Banks                                                   5.0
  Broadcasting                                            1.1
  Building Materials                                      0.6
  Business Services                                       0.7
  Chemicals                                               3.7
  Colleges & Universities                                 1.3
  Communication Services                                  4.2
  Computers & Business Equipment                          0.8
  Conglomerates                                           1.7
  Construction Materials                                  2.6
  Construction & Mining Equipment                         0.8
  Consumer (non-durables)                                 0.8
  Containers & Glass                                      0.9
  Drugs & Health Care                                     3.3
  Electric Utilities                                      1.8
  Electrical Equipment                                    3.3
  Electronics                                             1.5
  Financial Services                                      9.0
  Food & Beverages                                        2.1
  Gas Utilities                                           0.7
  Government Agency                                       1.0
  Household Products                                      0.8
  Industrial Machinery                                    3.8
  Insurance                                               2.9
  Investment Companies                                    2.2
  Leisure Time                                            1.5
  Liquor                                                  1.0
  Miscellaneous                                           3.9
  Mutual Funds                                            3.1
  Oil & Gas                                               2.8
  Petroleum Services                                      0.7
  Pharmaceuticals                                         3.5
  Publishing                                              1.0
  Railroads & Equipment                                   1.0
  Real Estate                                             2.1
  Retail Grocery                                          2.3
  Retail Trade                                            2.6
  Telecommunications                                      3.0
  Telephone                                               4.4
  Toys & Amusements                                       0.7
                                                   -----------
    TOTAL INVESTMENTS BY INDUSTRY CLASSIFICATION         93.7


  Repurchase Agreement                                    4.1
                                                   -----------
    TOTAL INVESTMENTS                                    97.8%
                                                   ===========





                               WNL SERIES TRUST
                    ELITE VALUE ASSET ALLOCATION PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996


SECURITY DESCRIPTION                             SHARES   VALUE
-----------------------------------------------  ------  --------
COMMON STOCKS-90.2%
  AEROSPACE-7.5%
    Lockheed Martin Corporation                     500  $ 45,750
    McDonnell Douglas Corporation                 2,000   128,000
                                                         --------
                                                          173,750
                                                         --------

  AIR TRAVEL-1.5%
    AMR Corporation (a)                             400    35,250
                                                         --------

  APPAREL & TEXTILES-2.3%
    VF Corporation                                  800    54,000
                                                         --------

  BANKS-11.6%
    Citicorp                                      1,000   103,000
    First Empire State Corporation                  200    57,600
    Wells Fargo & Company                           400   107,900
                                                         --------
                                                          268,500
                                                         --------

  BROADCASTING-3.5%
    Tele-Communications Incorporated (a)          6,100    79,681
                                                         --------

  BUSINESS SERVICES-1.1%
    R.R. Donnelley & Sons Company                   800    25,100
                                                         --------

  CHEMICALS-10.4%
    Du Pont (E.I.) De Nemours & Company           1,000    94,375
    Hercules Incorporated                         2,000    86,500
    Monsanto Company                              1,500    58,312
                                                         --------
                                                          239,187
                                                         --------

  COMMUNICATION SERVICES-0.8%
    Loral Space & Communications (a)              1,000    18,375
                                                         --------

  DRUGS & HEALTH CARE-1.9%
    Becton Dickinson & Company                    1,000    43,375
                                                         --------

  ELECTRICAL EQUIPMENT-2.3%
    Arrow Electronics Incorporated (a)            1,000    53,500
                                                         --------

  ELECTRONICS-8.8%
    Intel Corporation                               500    65,469
    National Semiconductor Corporation (a)        2,400    58,500
    Unitrode Corporation (a)                      1,500    44,062
    Varian Associates Incorporated                  700    35,613
                                                         --------
                                                          203,644
                                                         --------

  FINANCIAL SERVICES-10.0%
    American Express Company                        300    16,950
    Countrywide Credit Industries Incorporated    2,200    62,975
    Federal Home Loan Mortgage Corporation          900    99,112
    Federal National Mortgage Association         1,400    52,150
                                                         --------
                                                          231,187
                                                         --------

  FOOD & BEVERAGES-0.9%
    PepsiCo Incorporated                            700    20,475
                                                         --------





                               WNL SERIES TRUST
                    ELITE VALUE ASSET ALLOCATION PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996


SECURITY DESCRIPTION                                       SHARES      VALUE
-------------------------------------------------------  ----------  ----------
COMMON STOCKS-(CONTINUED)
  HOTELS & RESTAURANTS-3.5%
    McDonalds Corporation                                     1,800  $   81,450
                                                                     ----------

  INSURANCE-8.9%
    Ace Limited                                               1,600      96,200
    AFLAC Incorporated                                          400      17,100
    Exel Limited                                              1,400      53,025
    Travelers/Aetna Property Casualty Corporation             1,100      38,913
                                                                     ----------
                                                                        205,238
                                                                     ----------

  MANUFACTURING-6.5%
    Caterpillar Incorporated                                    700      52,675
    Newport News Shipbuilding Incorporated (a)                  400       6,000
    Tenneco Incorporated (a)                                  2,000      90,250
                                                                     ----------
                                                                        148,925
                                                                     ----------

  MINING-2.2%
    Freeport-McMoRan Copper & Gold, Incorporated              1,700      50,788
                                                                     ----------

  PAPER-1.9%
    Champion International Corporation                        1,000      43,250
                                                                     ----------

  RAILROADS & EQUIPMENT-2.1%
    Union Pacific Corporation                                   800      48,100
                                                                     ----------

  TOYS & AMUSEMENTS-2.5%
    Mattel Incorporated                                       2,100      58,275
                                                                     ----------

TOTAL COMMON STOCKS-(Cost $1,772,666)                                 2,082,050
                                                                     ----------

                                                         PRINCIPAL
                                                         AMOUNT
                                                         ----------
DISCOUNT NOTES-8.9%
-------------------------------------------------------
    Federal Farm Credit Bank,
    5.26%, 01/13/1997 **                                 $   80,000      79,860
    Federal Home Loan Bank Consolidated Discount Note,
    5.38%, 01/03/1997 **                                    125,000     124,962
                                                                     ----------

TOTAL DISCOUNT NOTES-(Cost $204,822)                                    204,822
                                                                     ----------

TOTAL INVESTMENTS-(COST  $1,977,488*)-99.1%                           2,286,872
OTHER ASSETS LESS LIABILITIES-0.9%                                       20,166
                                                                     ----------

NET ASSETS-100.0%                                                    $2,307,038
                                                                     ==========


(A)-Non-income  producing  security
**-The  rate  shown  reflects  the  current  yield  at  December  31,  1996

*-Aggregate cost for Federal tax purposes is identical. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $333,214 and $23,830, respectively, resulting in net unrealized appreciation of $309,384.




                               WNL SERIES TRUST
                    GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996


SECURITY DESCRIPTION                        SHARES   VALUE
------------------------------------------  ------  --------
COMMON STOCKS-97.9%
  AEROSPACE-2.3%
    General Dynamics Corporation               400  $ 28,200
    McDonnell Douglas Corporation              800    51,200
                                                    --------
                                                      79,400
                                                    --------

  APPAREL & TEXTILES-0.8%
    Fruit of the Loom Incorporated (a)         400    15,150
    Liz Claiborne Incorporated                 300    11,588
                                                    --------
                                                      26,738
                                                    --------

  AUTOMOBILES-1.2%
    Chrysler Corporation                     1,000    33,000
    Ford Motor Company                         200     6,375
                                                    --------
                                                      39,375
                                                    --------

  BANKS-3.5%
    BankAmerica Corporation                    500    49,875
    Barnett Banks Incorporated                 200     8,225
    Charter One Financial Incorporated         300    12,600
    Comerica Incorporated                      100     5,237
    First Union Corporation                    100     7,400
    Keycorp                                    700    35,350
                                                    --------
                                                     118,687
                                                    --------

  CHEMICALS-2.2%
    Dow Chemical Company                       500    39,187
    PPG Industries Incorporated                100     5,613
    Terra Industries Incorporated            2,100    30,975
                                                    --------
                                                      75,775
                                                    --------

  COMMUNICATION SERVICES-1.8%
    Ascend Communications Incorporated (a)     200    12,425
    Lucent Technologies Incorporated         1,032    47,730
                                                    --------
                                                      60,155
                                                    --------

  COMPUTERS & BUSINESS EQUIPMENT-5.9%
    Compaq Computer Corporation (a)            600    44,550
    Dell Computer Corporation (a)              700    37,187
    FORE Systems Incorporated                  800    26,300
    Gateway 2000 Incorporated (a)              600    32,137
    Storage Technology Corporation (a)         500    23,813
    Sun Microsystems Incorporated (a)          200     5,138
    Western Digital Corporation (a)            600    34,125
                                                    --------
                                                     203,250
                                                    --------

  CONSTRUCTION MATERIALS-0.4%
    USG Corporation (a)                        400    13,550
                                                    --------

  CONSTRUCTION & MINING EQUIPMENT-1.3%
    Caterpillar Incorporated                   600    45,150
                                                    --------

  DOMESTIC OIL-1.2%
    Murphy Oil Corporation                     300    16,688
    Sun Incorporated                         1,000    24,375
                                                    --------
                                                      41,063
                                                    --------








                               WNL SERIES TRUST
                    GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996


SECURITY DESCRIPTION                            SHARES   VALUE
----------------------------------------------  ------  --------
COMMON STOCKS-(CONTINUED)
  DRUGS & HEALTH CARE-11.2%
    Allegiance Corporation                       1,300  $ 35,912
    American Home Products Corporation             400    23,450
    Amgen Incorporated (a)                         600    32,625
    Bergen Brunswig Corporation                  1,000    28,500
    Bristol Myers Squibb Company                   700    76,125
    Guidant Corporation                            400    22,800
    Lincare Holdings Incorporated (a)              300    12,300
    Manor Care Incorporated                        300     8,100
    MedPartners Incorporated (a)                 1,200    25,200
    Merck & Company Incorporated                   300    23,775
    Ornda HealthCorp (a)                         1,000    29,250
    Schering Plough Corporation                    800    51,800
    Watson Pharmaceuticals Incorporated (a)        100     4,494
    Wellpoint Health Networks Incorporated (a)     200     6,875
                                                        --------
                                                         381,206
                                                        --------

  ELECTRIC UTILITIES-3.2%
    Illinova Corporation                         1,100    30,250
    Long Island Lighting Company                   800    17,700
    Ohio Edison Company                            400     9,100
    Public Service Enterprise Group                600    16,350
    Unicom Corporation                           1,300    35,262
                                                        --------
                                                         108,662
                                                        --------

  ELECTRICAL EQUIPMENT-0.7%
    Johnson Controls Incorporated                  300    24,863
                                                        --------

  ELECTRONICS-3.3%
    Beckman Instruments Incorporated               100     3,837
    Intel Corporation                              800   104,750
    Tektronix Incorporated                         100     5,125
                                                        --------
                                                         113,712
                                                        --------

  FINANCIAL SERVICES-9.9%
    Allstate Corporation                           800    46,300
    American Express Company                       900    50,850
    Bankers Life Holding Corporation               500    12,500
    Case Corporation                               600    32,700
    Chase Manhattan Corporation                    600    53,550
    Dean Witter Discover & Company                 200    13,250
    Donaldson, Lufkin & Jenrette Incorporated      500    18,000
    NationsBank Corporation                        600    58,650
    Student Loan Marketing Association             300    27,937
    Travelers Group Incorporated                   533    24,185
                                                        --------
                                                         337,922
                                                        --------

  FOOD & BEVERAGES-5.4%
    Archer-Daniels-Midland Company               1,400    30,800
    Coca Cola Company                              700    36,837
    ConAgra Incorporated                           800    39,800
    General Mills Incorporated                     300    19,013


                               WNL SERIES TRUST
                    GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996


SECURITY DESCRIPTION                                SHARES   VALUE
--------------------------------------------------  ------  --------
COMMON STOCKS-(CONTINUED)
  FOOD & BEVERAGES-(CONTINUED)
    Hershey Foods Corporation                          400  $ 17,500
    Hormel Foods Corporation                           200     5,400
    Interstate Bakeries Corporation                    700    34,387
                                                            --------
                                                             183,737
                                                            --------

  FOREST PRODUCTS-0.7%
    Fort Howard Corporation (a)                        400    11,075
    Georgia Pacific Corporation                        200    14,400
                                                            --------
                                                              25,475
                                                            --------

  GAS EXPLORATION-1.9%
    Apache Corporation                               1,100    38,912
    Burlington Resources Incorporated                  100     5,038
    Enserch Exploration Incorporated (a)             1,700    19,975
                                                            --------
                                                              63,925
                                                            --------

  GAS & PIPELINE UTILITIES-0.7%
    Coastal Corporation                                200     9,775
    National Fuel Gas Company                          300    12,375
                                                            --------
                                                              22,150
                                                            --------

  HOUSEHOLD APPLIANCES & HOME FURNISHINGS-0.5%
    Maytag Corporation                                 800    15,800
                                                            --------

  HOUSEHOLD PRODUCTS-0.9%
    Tupperware Corporation                             600    32,175
                                                            --------

  INDUSTRIAL MACHINERY-1.7%
    General Electric Company                           500    49,438
    Timken Company                                     200     9,175
                                                            --------
                                                              58,613
                                                            --------

  INSURANCE-5.0%
    AMBAC Incorporated                                 100     6,638
    CIGNA Corporation                                  300    40,987
    Marsh & McLennan Companies Incorporated            400    41,600
    Mercury General Corporation                        300    15,750
    Old Republic International Corporation             700    18,725
    Progressive Corporation                            400    26,950
    Travelers/Aetna Property Casualty Corporation      600    21,225
                                                            --------
                                                             171,875
                                                            --------

  INTERNATIONAL OIL-3.9%
    Amoco Corporation                                  400    32,200
    Exxon Corporation                                  200    19,600
    Mobil Corporation                                  500    61,125
    Texaco Incorporated                                200    19,625
                                                            --------
                                                             132,550
                                                            --------

  LEISURE TIME-2.8%
    Callaway Golf Company                            1,000    28,750
    Choice Hotels Holdings Incorporated (a)            300     5,287
    King World Productions Incorporated (a)            100     3,688
    MGM Grand Incorporated (a)                         900    31,387
    Walt Disney Company                                400    27,850
                                                            --------
                                                              96,962
                                                            --------






                               WNL SERIES TRUST
                    GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996


SECURITY DESCRIPTION                                 SHARES   VALUE
---------------------------------------------------  ------  --------
COMMON STOCKS-(CONTINUED)
  OFFICE FURNISHINGS & SUPPLIES-1.0%
    Wallace Computer Series Incorporated              1,000  $ 34,500
                                                             --------

  PAPER-1.0%
    Jefferson Smurfit Corporation (a)                   800    12,850
    Mead Corporation                                    200    11,625
    P.H. Glatfelter Company                             400     7,200
    Sonoco Products Company                             100     2,588
                                                             --------
                                                               34,263
                                                             --------

  PETROLEUM SERVICES-1.7%
    Lyondell Petrochemical Company                    1,400    30,800
    Rowan Companies Incorporated (a)                  1,200    27,150
                                                             --------
                                                               57,950
                                                             --------

  RAILROADS & EQUIPMENT-0.7%
    CSX Corporation                                     600    25,350
                                                             --------

  RETAIL GROCERY-0.8%
    American Stores Company                             300    12,263
    Richfood Holdings Incorporated                      600    14,550
                                                             --------
                                                               26,813
                                                             --------

  RETAIL TRADE-7.1%
    Borders Group Incorporated (a)                      200     7,175
    CompUSA Incorporated (a)                          1,200    24,750
    Dayton Hudson Corporation                         1,100    43,175
    Gap Incorporated                                    500    15,063
    Lowes Companies Incorporated                        800    28,400
    Price Costco Incorporated (a)                       500    12,563
    Sears Roebuck & Company                           1,000    46,125
    Tiffany & Company                                   900    32,962
    TJX Companies Incorporated                          700    33,162
                                                             --------
                                                              243,375
                                                             --------

  SOFTWARE-3.9%
    BMC Software Incorporated (a)                       600    24,825
    Computer Associates International Incorporated      600    29,850
    Compuware Corporation (a)                           600    30,075
    Learning Company Incorporated (a)                 1,800    25,875
    Microsoft Corporation (a)                           100     8,263
    Sterling Software Incorporated (a)                  500    15,812
                                                             --------
                                                              134,700
                                                             --------

  STEEL-0.9%
    USX-US Steel Group Incorporated                   1,000    31,375
                                                             --------

  TELEPHONE-6.4%
    360 Communications Company (a)                      800    18,500
    Ameritech Corporation                               600    36,375
    AT&T Corporation                                    100     4,350
    Bell Atlantic Corporation                           400    25,900
    BellSouth Corporation                               700    28,262






                               WNL SERIES TRUST
                    GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996


SECURITY DESCRIPTION                                      SHARES    VALUE
--------------------------------------------------------  ------  ----------
COMMON STOCKS-(CONTINUED)
  TELEPHONE-(CONTINUED)
    GTE Corporation                                          800  $   36,400
    Nynex Corporation                                        100       4,812
    Pacific Telesis Group                                    600      22,050
    SBC Communications Incorporated                          300      15,525
    Southern New England Telecommunications Corporation      100       3,888
    Sprint Corporation                                       600      23,925
                                                                  ----------
                                                                     219,987
                                                                  ----------


  TOBACCO-2.0%
    Philip Morris Companies Incorporated                     600      67,575
                                                                  ----------

TOTAL COMMON STOCKS-(Cost $2,939,525)                              3,348,658
                                                                  ----------

MUTUAL FUNDS-1.3%
(Cost $45,893)
    Dreyfus Cash Management Plus Fund                     45,893      45,893
                                                                  ----------

TOTAL INVESTMENTS-(COST  $2,985,420*)-99.2%                        3,394,551
OTHER ASSETS LESS LIABILITIES-0.8%                                    25,915
                                                                  ----------

NET ASSETS-100.0%                                                 $3,420,466
                                                                  ==========

(A)-Non-income  producing  security

*-Aggregate cost for Federal tax purposes is identical. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $479,415 and $70,284, respectively, resulting in net unrealized appreciation of $409,131.


























                                  WNL SERIES TRUST
                       GLOBAL ADVISORS MONEY MARKET PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                                  DECEMBER 31, 1996


                                                           PRINCIPAL
SECURITY DESCRIPTION                                         AMOUNT       VALUE
---------------------------------------------------------  ----------  -----------
DISCOUNT NOTES-93.0%
  Federal Farm Credit Bank Consolidated Discount Notes,
  5.37%, 03/21/1997**                                      $  100,000  $   98,822
  5.50%, 01/31/1997**                                         100,000      99,542
  Federal Farm Credit Bank Discount Notes,
  5.26%, 02/03/1997**                                          50,000      49,759
  Federal Home Loan Bank Consolidated Discount Notes,
  5.57%, 01/28/1997**                                         190,000     189,206
  Federal Home Loan Mortgage Association Discount Notes,
  5.45%, 02/14/1997**                                         115,000     114,234
  5.60%, 02/06/1997**                                          45,000      44,748
  5.71%,  01/23/1997**                                        133,000     132,536
  5.46%, 01/22/1997**                                          74,000      73,764
  Federal National Mortgage Association Discount Notes,
  5.25%, 02/27/1997**                                         100,000      99,169
  5.35%, 02/10/1997**                                         100,000      99,405
  Student Loan Marketing Association Discount Note,
  6.25%, 01/02/1997**                                         200,000     199,965
                                                                       -----------

TOTAL DISCOUNT NOTES-(Cost $1,201,150)                                  1,201,150
                                                                       -----------

FEDERAL AGENCIES-7.8%
  Federal Home Loan Bank,
  9.15%, 03/25/1997                                            35,000      35,177
  Federal National Mortgage Association,
  5.22%, 01/03/1997                                            50,000      49,986
  7.60%, 01/10/1997                                            15,000      15,000
                                                                       -----------

TOTAL FEDERAL AGENCIES-(Cost $100,163)                                    100,163
                                                                       -----------

COMMERCIAL PAPER-3.9%
  General Electric Capital Corporation,
  7.00%, 01/02/1997**                                          25,000      24,995
  5.40%, 01/10/1997**                                          25,000      24,966
                                                                       -----------

TOTAL COMMERCIAL PAPER-(Cost $49,961)                                      49,961
                                                                       -----------

TOTAL INVESTMENTS-(COST  $1,351,274*)-104.7%                            1,351,274
OTHER ASSETS LESS LIABILITIES-(4.7)%                                      (60,250)
                                                                       -----------

NET ASSETS-100.0%                                                      $1,291,024
                                                                       ===========


**-The  rate  shown  reflects  the  current  yield  at  December  31,  1996

*-Aggregate  cost  for  Federal  tax  purposes  is  identical.







                                  WNL SERIES TRUST
                SALOMON BROTHERS U.S. GOVERNMENT SECURITIES PORTFOLIO
                               SCHEDULE OF INVESTMENTS
                                  DECEMBER 31, 1996


                                                                  PRINCIPAL
SECURITY DESCRIPTION                                                AMOUNT       VALUE
----------------------------------------------------------------  ----------  -----------
U.S. GOVERNMENT AND AGENCY SECURITIES-97.7%
  FEDERAL AGENCIES-65.7%
    Federal Home Loan Bank
    5.89%, 07/24/2000                                             $  225,000  $  222,433
    Federal Home Loan Mortgage Corporation
    8.25%, 04/01/2017                                                 23,558      24,362
    11.75%, 07/01/2006                                                 9,755      10,752
    11.75%, 07/01/2013                                                 6,791       7,461
    11.75%, 08/01/2013                                                18,158      18,648
    11.75%, 10/01/2013                                                37,509      42,326
    Federal National Mortgage Association
    7.00%, 05/01/2026                                                195,905     191,557
    7.00%, 12/01/2099 TBA                                             75,000      73,336
    11.50%, 09/01/2019                                                21,661      24,701
    12.00%, 01/01/2016                                                 4,500       5,202
    12.50%, 08/01/2015                                                 7,833       9,201
    12.50%, 09/01/2015                                                 9,754      11,434
    13.00%, 11/01/2015                                                20,374      24,060
    14.50%, 11/01/2014                                                 9,621      11,867
    Government National Mortgage Association
    7.00%, 04/15/2024                                                 22,055      21,669
    7.00%, 04/15/2026                                                622,802     609,568
    Student Loan Marketing Association
    7.20%, 11/09/2000                                                225,000     231,856
                                                                              -----------
                                                                               1,540,433
                                                                              -----------

  U.S. GOVERNMENT-32.0%
    United States Treasury Notes
    5.625%, 02/28/2001                                               225,000     220,536
    6.125%, 05/31/1997                                               200,000     200,562
    6.50%, 10/15/2006                                                200,000     201,094
    6.875%, 05/15/2006                                                50,000      51,524
    7.00%, 07/15/2006                                                 75,000      77,918
                                                                                 751,634
                                                                              -----------
                                                                              -----------

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES-(Cost $2,293,837)                  2,292,067
----------------------------------------------------------------

REPURCHASE AGREEMENT-4.6%
(Cost $108,000)
    State Street Bank and Trust Company, 6.25%
    dated 12/31/1996 to be repurchased at $108,038 on 01/02/97, collateralized by $110,000 par value U.S. Treasury Note,
    6.125% due 05/15/1998, with a value of $111,018                  108,000     108,000
                                                                              -----------

TOTAL INVESTMENTS-(COST  $2,401,837*)-102.3%                                   2,400,067
OTHER ASSETS LESS LIABILITIES-(2.3)%                                             (53,350)
                                                                              -----------

NET ASSETS-100.0%                                                             $2,346,717
                                                                              ===========








                               WNL SERIES TRUST
             SALOMON BROTHERS U.S. GOVERNMENT SECURITIES PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996
TBA-To  Be  Announced

-$155,000 par value of United States Treasury Notes has been pledged as collateral for the Federal National Mortgage Association TBA.

*-Aggregate cost for Federal tax purposes is $2,402,636. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $10,246 and $12,815, respectively, resulting in net unrealized depreciation of $2,569.




                               WNL SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                            SCHEDULE OF INVESTMENTS
                               DECEMBER 31, 1996


SECURITY DESCRIPTION                              SHARES   VALUE
------------------------------------------------  ------  --------
COMMON STOCKS-91.7%
  AIR TRAVEL-0.2%
    Comair Holdings Incorporated                     125  $  3,000
                                                          --------

  APPAREL & TEXTILES-3.9%
    Gucci Group NV ADR                               100     6,388
    Liz Claiborne Incorporated                       150     5,794
    Nautica Enterprises Incorporated (a)             350     8,837
    Nike Incorporated                                450    26,887
    St. John Knits Incorporated                      175     7,613
    Tommy Hilfiger Corporation (a)                   225    10,800
    Wolverine World Wide Incorporated                275     7,975
                                                          --------
                                                            74,294
                                                          --------

  AUTO PARTS-0.4%
    Danaher Corporation                              150     6,994
                                                          --------

  BANKS-2.1%
    BankBoston Corporation                           150     9,637
    Cullen Frost Bankers Incorporated                125     4,156
    First Bank Systems Incorporated                  100     6,825
    North Fork Bancorporation Incorporated           125     4,453
    Star Banc Corporation                             75     6,891
    TCF Financial Corporation                        175     7,613
                                                          --------
                                                            39,575
                                                          --------

  BROADCASTING-0.2%
    Evergreen Media Corporation (a)                   75     1,875
    Univision Communications Incorporated (a)         50     1,850
                                                          --------
                                                             3,725
                                                          --------

  BUSINESS SERVICES-7.8%
    Accustaff Incorporated (a)                       300     6,338
    Acxiom Corporation (a)                           350     8,400
    APAC Teleservices Incorporated (a)               250     9,594
    Apollo Group Incorporated (a)                    225     7,523
    Billing Information Concepts Corporation (a)     200     5,750
    Consolidated Graphics Incorporated (a)           100     5,600
    Corestaff Incorporated (a)                       200     4,738
    Corrections Corporation of America (a)           400    12,250
    Danka Business Systems PLC ADR                   150     5,306
    Gartner Group Incorporated (New) (a)             200     7,787
    HA-LO Industries Incorporated (a)                218     5,995
    Interpublic Group of Companies Incorporated      150     7,125
    National Data Corporation                        200     8,700
    National TechTeam Incorporated (a)               125     2,500
    Omnicom Group                                    125     5,719
    Paychex Incorporated                             200    10,287
    Quintiles Transnational Corporation (a)          125     8,281
    Robert Half International Incorporated (a)       150     5,156
    Sitel Corporation (a)                            350     4,944
    SunGard Data Systems Incorporated (a)            250     9,875
    Vanstar Corporation (a)                          200     4,900
                                                          --------
                                                           146,768
                                                          --------





                               WNL SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996


SECURITY DESCRIPTION                               SHARES   VALUE
-------------------------------------------------  ------  --------
COMMON STOCKS-(CONTINUED)
  CHEMICALS-1.1%
    Cytec Industries Incorporated (a)                 100  $  4,062
    Goodrich (B.F.) Company                           200     8,100
    Praxair Incorporated                              200     9,225
                                                           --------
                                                             21,387
                                                           --------

  COMMUNICATION SERVICES-4.7%
    Ascend Communications Incorporated (a)            450    27,956
    Cascade Communications Corporation (a)            300    16,537
    DSP Communications Incorporated (a)               125     2,422
    Lucent Technologies Incorporated                  150     6,937
    Mastec Incorporated (a)                           100     5,300
    PairGain Technologies Incorporated (a)            950    28,916
                                                           --------
                                                             88,068
                                                           --------

  COMPUTERS & BUSINESS EQUIPMENT-5.5%
    3Com Corporation (a)                              150    11,006
    Cisco Systems Incorporated (a)                    350    22,269
    Citrix Systems Incorporated (a)                   175     6,836
    Cognos Incorporated (a)                           150     4,219
    Compaq Computer Corporation (a)                   100     7,425
    Dell Computer Corporation (a)                     550    29,219
    Encad Incorporated (a)                            150     6,187
    Network General Corporation (a)                   100     3,025
    Saville Systems PLC ADR (a)                       150     6,094
    Sun Microsystems Incorporated (a)                 300     7,706
                                                           --------
                                                            103,986
                                                           --------

  CONSTRUCTION MATERIALS-0.1%
    Shaw Group Incorporated (a)                       100     2,338
                                                           --------

  DOMESTIC OIL-0.9%
    Flores & Rucks Incorporated (a)                   150     7,988
    Pogo Producing Company                            200     9,450
                                                           --------
                                                             17,438
                                                           --------

  DRUGS & HEALTH CARE-6.2%
    CRA Managed Care Incorporated (a)                  50     2,250
    Curative Technologies Incorporated (a)            100     2,769
    Dura Pharmaceuticals Incorporated (a)             450    21,487
    ESC Medical Systems Limited (a)                   100     2,550
    Health Management Associates Incorporated (a)     400     9,000
    Healthsouth Corporation (a)                       400    15,450
    Jones Medical Industries Incorporated             225     8,241
    Medicis Pharmaceutical Corporation (a)            175     7,700
    Mentor Corporation Minnesota                      200     5,900
    Minimed Incorporated (a)                          150     4,837
    Omnicare Incorporated                             525    16,866
    Parexel International Corporation (a)              75     3,872
    Renal Treatment Centers Incorporated (a)          250     6,375
    Rexall Sundown Incorporated (a)                   150     4,078
    Total Renal Care Holdings Incorporated (a)        125     4,531
                                                           --------
                                                            115,906
                                                           --------






                               WNL SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996


SECURITY DESCRIPTION                                SHARES   VALUE
--------------------------------------------------  ------  --------
COMMON STOCKS-(CONTINUED)
  ELECTRICAL EQUIPMENT-1.3%
    American Power Conversion Corporation (a)          150  $  4,087
    Raychem Corporation                                150    12,019
    Sanmina Corporation (a)                            100     5,650
    Ultrak Incorporated (a)                            100     3,050
                                                            --------
                                                              24,806
                                                            --------

  ELECTRONICS-7.2%
    ADC Telecommunications Incorporated (a)            350    10,894
    Andrew Corporation (a)                             200    10,612
    Aspect Telecommunications Corporation (a)          200    12,700
    BMC Industries Incorporated                        125     3,937
    Cambridge Technology Partners Incorporated (a)     275     9,230
    Comverse Technology Incorporated (a)               175     6,617
    Dynatech Corporation (a)                           275    12,169
    Intel Corporation                                  150    19,640
    SCI Systems Incorporated (a)                       150     6,694
    Technology Solutions Company (a)                   150     6,225
    Tellabs Incorporated (a)                           550    20,694
    Uniphase Corporation (a)                           100     5,250
    Vitesse Semiconductor Corporation (a)              225    10,237
                                                            --------
                                                             134,899
                                                            --------

  FINANCIAL SERVICES-5.1%
    Aames Financial Corporation                        200     7,175
    Amresco Incorporated                               225     6,019
    Astoria Financial Corporation                      100     3,687
    Concord EFS Incorporated (a)                       200     5,650
    ContiFinancial Corporation (a)                     100     3,613
    Finova Group Incorporated                          200    12,850
    Green Tree Financial Corporation                   250     9,656
    Household International Incorporated               175    16,144
    Imperial Credit Industries Incorporated (a)        300     6,300
    Money Store Incorporated                           225     6,216
    Penncorp Financial Group Incorporated              225     8,100
    RAC Financial Group Incorporated (a)                50     1,056
    Student Loan Marketing Association                 100     9,312
                                                            --------
                                                              95,778
                                                            --------

  FOOD & BEVERAGES-0.9%
    Coca Cola Enterprises Incorporated                 150     7,275
    Interstate Bakeries Corporation                    200     9,825
                                                            --------
                                                              17,100
                                                            --------

  GAS EXPLORATION-4.7%
    Barrett Resources Corporation (a)                  125     5,328
    Benton Oil & Gas Company (a)                       150     3,394
    BJ Services Company (a)                            100     5,100
    Chesapeake Energy Corporation (a)                  300    16,687
    Cliffs Drilling Company (a)                        100     6,325
    Comstock Resources Incorporated (a)                350     4,550
    Cooper Cameron Corporation (a)                     150    11,475








                               WNL SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996


SECURITY DESCRIPTION                                SHARES   VALUE
--------------------------------------------------  ------  -------
COMMON STOCKS-(CONTINUED)
  GAS EXPLORATION-(CONTINUED)
    ENSCO International Incorporated (a)               150  $ 7,275
    Falcon Drilling Company Incorporated (a)           100    3,925
    Forcenergy Incorporated (a)                        200    7,250
    Nuevo Energy Company (a)                            75    3,900
    Transocean Offshore Incorporated                   225   14,091
                                                           --------
                                                             89,300
                                                           --------

  HOTELS & RESTAURANTS-2.1%
    Boston Chicken Incorporated (a)                    125    4,484
    HFS Incorporated (a)                               350   20,912
    Landry's Seafood Restaurants Incorporated (a)      100    2,138
    Prime Hospitality Corporation (a)                  175    2,822
    Promus Hotel Corporation (a)                       200    5,925
    Rainforest Cafe Incorporated (a)                   125    2,938
                                                           --------
                                                             39,219
                                                           --------

  HOUSEHOLD APPLIANCES & HOME FURNISHINGS-0.3%
    Ethan Allen Interiors Incorporated                 125    4,813
                                                           --------

  HOUSEHOLD PRODUCTS-0.6%
    Blyth Industries Incorporated (a)                   75    3,422
    USA Detergents Incorporated (a)                    175    7,284
                                                           --------
                                                             10,706
                                                           --------

  INDUSTRIAL MACHINERY-0.9%
    AES Corporation (a)                                150    6,975
    United States Filter Corporation (a)               325   10,319
                                                           --------
                                                             17,294
                                                           --------


  INSURANCE-3.7%
    American Bankers Insurance Group Incorporated      100    5,112
    Conseco Incorporated                               356   22,715
    CMAC Investment Corporation                        250    9,188
    ITT Hartford Group Incorporated                    100    6,750
    Old Republic International Corporation             150    4,012
    SunAmerica Incorporated (a)                        400   17,750
    TIG Holdings Incorporated                          100    3,388
                                                           --------
                                                             68,915
                                                           --------

  LEISURE TIME-1.5%
    Doubletree Corporation (a)                         225   10,125
    International Game Technology                      300    5,475
    MGM Grand Incorporated (a)                          75    2,616
    Penske Motorsports Incorporated (a)                100    2,525
    Regal Cinemas Incorporated (a)                     250    7,687
                                                           --------
                                                             28,428
                                                           --------

  MINING-0.3%
    Titanium Metals Corporation (a)                    175    5,753
                                                           --------

  OFFICE FURNISHINGS & SUPPLIES-0.4%
    Reynolds & Reynolds Company                        325    8,450
                                                           --------







                               WNL SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996


SECURITY DESCRIPTION                            SHARES   VALUE
----------------------------------------------  ------  -------
COMMON STOCKS-(CONTINUED)
  OIL & GAS-1.2%
    Trico Marine Services Incorporated (a)         100  $ 4,800
    United Meridian Corporation (a)                150    7,763
    Tidewater Incorporated                         225   10,181
                                                       --------
                                                         22,744
                                                       --------

  PETROLEUM SERVICES-3.7%
    Baker Hughes Incorporated                      125    4,312
    Camco International Incorporated               125    5,766
    Diamond Offshore Drilling Incorporated (a)     150    8,550
    Global Marine Incorporated (a)                 450    9,281
    Marine Drilling Companies Incorporated (a)     275    5,414
    Noble Drilling Corporation (a)                 250    4,969
    Reading & Bates Corporation (a)                300    7,950
    Rowan Companies Incorporated (a)               500   11,312
    Smith International Incorporated (a)           250   11,219
                                                       --------
                                                         68,773
                                                       --------

  PLASTICS-0.2%
    Sealed Air Corporation (a)                     100    4,163
                                                       --------

  POLLUTION CONTROL-1.2%
    United Waste Systems Incorporated (a)          300   10,312
    USA Waste Services Incorporated (a)            400   12,750
                                                       --------
                                                         23,062
                                                       --------

  PUBLISHING-0.6%
    Meredith Corporation                           200   10,550
    CBT Group PLC ADR (a)                           25    1,356
                                                       --------
                                                         11,906
                                                       --------

  RETAIL GROCERY-2.1%
    Kroger Company (a)                             150    6,975
    Richfood Holdings Incorporated                 225    5,456
    Safeway Incorporated (a)                       300   12,825
    Vons Companies Incorporated (a)                250   14,969
                                                       --------
                                                         40,225
                                                       --------

  RETAIL TRADE-6.6%
    Bed Bath & Beyond Incorporated (a)             400    9,700
    Borders Group Incorporated (a)                 150    5,381
    Central Garden & Pet Company (a)               100    2,106
    CompUSA Incorporated (a)                       400    8,250
    Consolidated Stores Corporation (a)            250    8,031
    CDW Computer Centers Incorporated (a)          125    7,414
    Dollar General Corporation                     150    4,800
    Eagle Hardware and Garden Incorporated (a)     275    5,706
    Finish Line Incorporated (a)                   275    5,809
    Gadzooks Incorporated (a)                      175    3,194
    Henry Schein Incorporated (a)                  100    3,438
    Inacom Corporation (a)                         175    7,000
    Ingram Micro Incorporated (a)                  200    4,600
    Just For Feet Incorporated (a)                 225    5,906








                               WNL SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996


SECURITY DESCRIPTION                                 SHARES    VALUE
---------------------------------------------------  ------  ----------
COMMON STOCKS-(CONTINUED)
  RETAIL TRADE-(CONTINUED)
    Ross Stores Incorporated                            225  $   11,250
    Saks Holdings Incorporated (a)                      150       4,050
    Sports Authority Incorporated (a)                   150       3,263
    Staples Incorporated (a)                            250       4,515
    Tiffany & Company                                   200       7,325
    TJX Companies Incorporated (New)                    150       7,106
    United States Office Products Company (a)           125       4,266
                                                             ----------
                                                                123,110
                                                             ----------

  SAVINGS & LOAN-1.2%
    Greenpoint Financial Corporation                    100       4,725
    Peoples Heritage Financial Group                    150       4,200
    Washington Mutual Incorporated                      300      12,994
                                                             ----------
                                                                 21,919
                                                             ----------

  SOFTWARE-11.4%
    Aspen Technology Incorporated (a)                   100       8,025
    BMC Software Incorporated (a)                       450      18,619
    Cadence Design Systems Incorporated (a)             375      14,906
    Ciber Incorporated (a)                              175       5,250
    Clarify Incorporated (a)                            150       7,200
    Compuware Corporation (a)                           200      10,025
    HBO & Company                                       300      17,812
    Legato Systems Incorporated (a)                     200       6,525
    McAfee Associates Incorporated (a)                  750      33,000
    Parametric Technology Corporation (a)               275      14,128
    Peoplesoft Incorporated (a)                         650      31,160
    Rational Software Corporation (a)                   125       4,945
    Remedy Corporation (a)                               50       2,688
    Security Dynamics Technologies Incorporated (a)     300       9,450
    Vantive Corporation (a)                             150       4,688
    Viasoft Incorporated (a)                            350      16,538
    VideoServer Incorporated (a)                         50       2,125
    Wind River Systems Incorporated (a)                 150       7,106
                                                             ----------
                                                                214,190
                                                             ----------

  STEEL-0.5%
    Mueller Industries Incorporated (a)                 100       3,850
    Precision Castparts Corporation                     100       4,963
                                                             ----------
                                                                  8,813
                                                             ----------

  TELEPHONE-0.9%
    Accident Corporation (a)                            150       4,538
    Cincinnati Bell Incorporated                        200      12,325
                                                             ----------
                                                                 16,863
                                                             ----------


TOTAL COMMON STOCKS-(Cost $1,580,186)                         1,724,708
                                                             ----------










                               WNL SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                               DECEMBER 31, 1996


                                             PRINCIPAL
SECURITY DESCRIPTION                           AMOUNT      VALUE
-------------------------------------------  ----------  ----------
FEDERAL AGENCIES-6.6%
-------------------------------------------
(Cost $124,977)
Student Loan Marketing Discount Note
6.50%, 01/02/1997 **                          $125,000    $124,977
                                                         ----------


TOTAL INVESTMENTS-(COST  $1,705,162*)-98.3%              1,849,685
OTHER ASSETS LESS LIABILITIES-1.7%                         32,152
                                                         ----------

NET ASSETS-100.0%                                        $1,881,837
                                                         ==========

(A)-Non-income  producing  security
ADR-American  Depositary  Receipt
**-The  rate  shown  reflects  the  current  yield  at  December  31,  1996

*-Aggregate cost for Federal tax purposes is $1,724,632. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $181,705 and $56,652, respectively, resulting in net unrealized appreciation of $125,053.




                                              WNL SERIES TRUST
                                    STATEMENTS OF ASSETS AND LIABILITIES
                                              DECEMBER 31, 1996


                                                       BEA                       CREDIT         ELITE-
                                                     GROWTH      BLACKROCK       SUISSE          VALUE
                                                       AND        MANAGED     INTERNATIONAL      ASSET
                                                     INCOME        BOND          EQUITY       ALLOCATION
                                                   -----------  -----------  ---------------  -----------
ASSETS
  Investments in securities, at value              $2,785,661   $3,312,640   $    2,556,530   $ 2,286,872
  Repurchase agreements, at value                     365,000            -          111,000             -
                                                   -----------  -----------  ---------------  -----------
    Total Investment (a) (Note 1)                   3,150,661    3,312,640        2,667,530     2,286,872
  Cash, including foreign currency, at value              254       38,637           61,050         7,936
  Receivable for securities sold                            -            -           18,289        12,831
  Receivable for forward contracts (Note 5)                 -            -           24,386             -
  Interest receivable                                  18,229       38,828                6             -
  Dividends receivable                                 19,479            -            4,991         1,334
  Receivable for fund shares sold                      12,784            -            3,626        11,686
  Receivable due from Adviser (Note 2)                 25,442        7,660           33,383         6,643
  Prepaid insurance                                     4,413        4,412            4,409         4,409
                                                   -----------  -----------  ---------------  -----------
    TOTAL ASSETS                                    3,231,262    3,402,177        2,817,670     2,331,711
LIABILITIES
  Payable for securities purchased                     35,230            -           32,263             -
  Payable for forward currency contracts (Note 5)           -            -            2,407             -
  Payable for fund shares repurchased                     871          341              377         1,232
  Payable for variation margin on futures                   -          594                -             -
  Accounts payable and accrued expenses                50,062       25,124           55,641        23,441
                                                   -----------  -----------  ---------------  -----------
    TOTAL LIABILITIES                                  86,163       26,059           90,688        24,673
                                                   -----------  -----------  ---------------  -----------
    NET ASSETS                                     $3,145,099   $3,376,118   $    2,726,982   $ 2,307,038
                                                   ===========  ===========  ===============  ===========

NET ASSETS CONSIST OF:
  Par value (Note 4)                               $    2,849   $    3,452   $        2,557   $     1,873
  Paid-in capital (Note 4)                          2,930,786    3,435,628        2,605,937     1,995,781
  Undistributed (distributions in excess of)
    net investment income                               1,107            -           (2,632)            -
  Accumulated net realized gain (loss) on
    investments, futures, and foreign currency
    translations                                      (13,950)     (61,443)               -             -
Net unrealized appreciation (depreciation) of:
  Investments                                         224,307        1,263           99,589       309,384
  Futures                                                   -       (2,782)               -             -
  Foreign currency                                          -            -           21,531             -
                                                   -----------  -----------  ---------------  -----------
    NET ASSETS                                     $3,145,099   $3,376,118   $    2,726,982   $ 2,307,038
                                                   ===========  ===========  ===============  ===========

  Shares outstanding at end of period                 284,882      345,168          255,681       187,301
  Net asset value per share                        $    11.04   $     9.78   $        10.67   $     12.32

  (a) Investments in securities and repurchase
    agreements, at cost                            $2,926,354   $3,311,377   $    2,567,941   $ 1,977,488




                                              WNL SERIES TRUST
                                    STATEMENTS OF ASSETS AND LIABILITIES
                                              DECEMBER 31, 1996


                                                                             SALOMON     VAN KAMPEN
                                                     GLOBAL      GLOBAL      BROTHERS     AMERICAN
                                                    ADVISORS    ADVISORS       U.S.        CAPITAL
                                                     GROWTH      MONEY      GOVERNMENT    EMERGING
                                                     EQUITY      MARKET     SECURITIES     GROWTH
                                                   ----------  ----------  ------------  -----------
ASSETS
  Investments in securities, at value              $3,394,551  $1,351,274  $ 2,292,067   $1,849,685
  Repurchase agreements, at value                           -           -      108,000            -
                                                   ----------  ----------  ------------  -----------
    Total Investment (a) (Note 1)                   3,394,551   1,351,274    2,400,067    1,849,685
  Cash, including foreign currency, at value           26,786       1,302          630        1,285
  Receivable for securities sold                            -           -            -       16,734
  Interest receivable                                       -       1,396       27,552            -
  Dividends receivable                                  5,801           -            -          514
  Receivable for fund shares sold                       8,610      15,580        5,115       21,920
  Receivable due from Adviser (Note 2)                 26,809      21,943        5,259       17,930
  Prepaid insurance                                     4,412       4,409        4,409        4,413
                                                   ----------  ----------  ------------  -----------
    TOTAL ASSETS                                    3,466,969   1,395,904    2,443,032    1,912,481

LIABILITIES
  Payable for securities purchased                          -           -       74,088            -
  Payable for fund shares repurchased                   1,069      66,056          354        1,835
  Accounts payable and accrued expenses                45,434      38,824       21,873       28,809
                                                   ----------  ----------  ------------  -----------
    TOTAL LIABILITIES                                  46,503     104,880       96,315       30,644
                                                   ----------  ----------  ------------  -----------
    NET ASSETS                                     $3,420,466  $1,291,024  $ 2,346,717   $1,881,837
                                                   ==========  ==========  ============  ===========

NET ASSETS CONSIST OF:
  Par value (Note 4)                               $    2,886  $   12,910  $     2,397   $    1,631
  Paid-in capital (Note 4)                          3,008,449   1,278,114    2,385,566    1,796,022
  Accumulated net realized loss on
    investments and foreign currency
    translations                                            -           -      (39,476)     (60,339)
  Net unrealized appreciation (depreciation) of:
    Investments                                       409,131           -       (1,770)     144,523
                                                   ----------  ----------  ------------  -----------
    NET ASSETS                                     $3,420,466  $1,291,024  $ 2,346,717   $1,881,837
                                                   ==========  ==========  ============  ===========

  Shares outstanding at end of period                 288,620   1,291,024      239,683      163,082
  Net asset value per share                        $    11.85  $     1.00  $      9.79   $    11.54

  (a) Investments in securities and repurchase
  agreements, at cost                              $2,985,420  $1,351,274  $ 2,401,837   $1,705,162




                                              WNL SERIES TRUST
                                          STATEMENTS OF OPERATIONS
                                   FOR THE PERIOD ENDED DECEMBER 31, 1996*


                                                   BEA                       CREDIT          ELITE-
                                                  GROWTH     BLACKROCK       SUISSE          VALUE
                                                   AND        MANAGED     INTERNATIONAL      ASSET
                                                  INCOME       BOND          EQUITY        ALLOCATION
                                                ----------  -----------  ---------------  ------------
INVESTMENT INCOME
  Interest income                               $  80,999   $  197,941   $        1,647   $     9,952
  Dividend income**                                53,048            -           39,323        21,435
                                                ----------  -----------  ---------------  ------------
    TOTAL INVESTMENT INCOME                       134,047      197,941           40,970        31,387

EXPENSES
  Investment Advisory fees (Note 2)                19,577       17,235           21,872         9,681
  Sub-administration fees                          53,600       53,600           53,600        53,600
  Audit fees                                       11,495       10,000           10,630        10,000
  Custodian fees and expenses                      32,357       25,813           52,934        20,649
  Trustee's fees (Note 2)                           4,838        4,838            4,838         4,838
  Legal fees                                        7,500        7,500            7,500         7,500
  Transfer agent fees                               3,408        2,627            2,866         3,285
  Insurance expense                                 1,347        1,347            1,351         1,351
  Registration and filing fees                        202           66              202            65
  Miscellaneous expenses                               38           27               48            27
                                                ----------  -----------  ---------------  ------------
  Total operating expenses before
    waivers and reimbursements                    134,362      123,053          155,841       110,996
  Fees waived and expenses reimbursed (Note 2)   (121,569)    (114,393)        (141,390)     (105,656)
                                                ----------  -----------  ---------------  ------------
    NET EXPENSES                                   12,793        8,660           14,451         5,340
                                                ----------  -----------  ---------------  ------------
    NET INVESTMENT INCOME                         121,254      189,281           26,519        26,047
                                                ----------  -----------  ---------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain (loss) on:
    Investments and futures contracts             110,399      (61,443)         259,448        28,614
    Foreign currency transactions                       -            -           24,110             -
  Net change in unrealized
  appreciation (depreciation) of:
    Investments                                   110,048        1,263           30,380       309,384
    Futures                                             -       (2,782)               -             -
    Foreign currency                                    -            -           22,709             -
                                                ----------  -----------  ---------------  ------------
  NET REALIZED AND UNREALIZED
    GAIN (LOSS)                                   220,447      (62,962)         336,647       337,998
                                                ----------  -----------  ---------------  ------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                       $ 341,701   $  126,319   $      363,166   $   364,045
                                                ==========  ===========  ===============  ============

** Net of foreign withholding taxes of          $     339   $        -   $        6,061   $         -
                                                ==========  ===========  ===============  ============

*-The  Managed  Bond  Portfolio  and the Asset Allocation Portfolio commenced investment operations on
January  2,  1996.    For  the  Growth and Income Portfolio and the International Equity Portfolio the
information  shown  represents  the  operations  of  the  full  year  ended  December  31,  1996.




                                              WNL SERIES TRUST
                                          STATEMENTS OF OPERATIONS
                                   FOR THE PERIOD ENDED DECEMBER 31, 1996*


                                                                          SALOMON      VAN KAMPEN
                                                  GLOBAL      GLOBAL      BROTHERS      AMERICAN
                                                 ADVISORS    ADVISORS       U.S.        CAPITAL
                                                  GROWTH      MONEY      GOVERNMENT     EMERGING
                                                  EQUITY      MARKET     SECURITIES      GROWTH
                                                ----------  ----------  ------------  ------------
INVESTMENT INCOME
  Interest income                               $   2,365   $  39,676   $   125,967   $     7,197
  Dividend income                                  55,426           -             -         3,676
                                                ----------  ----------  ------------  ------------
    TOTAL INVESTMENT INCOME                        57,791      39,676       125,967        10,873

EXPENSES
  Investment Advisory fees (Note 2)                16,082       3,232         9,303         9,461
  Sub-administration fees                          53,600      53,600        49,133        53,600
  Audit fees                                       10,680       8,880        10,000        10,150
  Custodian fees and expenses                      30,034      18,366        18,243        51,003
  Trustee's fees (Note 2)                           4,838       4,838         4,838         4,838
  Legal fees                                        7,500       7,500         7,500         7,500
  Transfer agent fees                               3,010       3,668         2,497         3,525
  Insurance expense                                 1,347       1,351         1,351         1,347
  Registration and filing fee                         202         202            66            66
  Miscellaneous expenses                               38          38            27            27
                                                ----------  ----------  ------------  ------------
    Total operating expenses before
    waivers and reimbursements                    127,331     101,675       102,958       141,517
  Fees waived and expenses reimbursed (Note 2)   (117,095)    (99,565)      (98,532)     (135,714)
                                                ----------  ----------  ------------  ------------
    NET EXPENSES                                   10,236       2,110         4,426         5,803
                                                ----------  ----------  ------------  ------------
    NET INVESTMENT INCOME                          47,555      37,566       121,541         5,070
                                                ----------  ----------  ------------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
FROM INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain (loss) on:
    Investments                                   131,244           -       (39,476)      (10,938)
  Net change in unrealized
  appreciation (depreciation) of:
    Investments                                   340,351           -        (1,770)      144,523
                                                ----------  ----------  ------------  ------------
  NET REALIZED AND UNREALIZED
    GAIN (LOSS)                                   471,595           -       (41,246)      133,585
                                                ----------  ----------  ------------  ------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                       $ 519,150   $  37,566   $    80,295   $   138,655
                                                ==========  ==========  ============  ============

** Net of foreign withholding taxes of          $       -   $       -   $         -   $        12
                                                ==========  ==========  ============  ============

*-The  U.S. Government Securities Portfolio and the Emerging Growth Portfolio commenced investment operations on February 6, 1996 and January 2, 1996, respectively.  For the Growth Equity Portfolio and  the  Money  Market Portfolio the information shown represents the operations of the full year ended  December  31,1996.




                                                        WNL SERIES TRUST
                                               STATEMENTS OF CHANGES IN NET ASSETS


                                                                            BLACKROCK                                ELITEVALUE
                                                                            ---------                                ----------
                                                                             MANAGED         CREDIT SUISSE            ASSET
                                                                             -------         -------------
                                                 BEA GROWTH AND INCOME        BOND        INTERNATIONAL EQUITY      ALLOCATION
                                                 ---------------------        ----        --------------------       ------------
                                                  YEAR           PERIOD       PERIOD         YEAR         PERIOD        PERIOD
                                                  ENDED          ENDED        ENDED         ENDED         ENDED         ENDED
                                               DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                                   1996          1995*         1996*         1996         1995*         1996*
                                               ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
 From operations:
  Net investment income                          $  121,254   $   28,948   $  189,281   $   26,519   $   11,681   $   26,047
  Net realized gain (loss) on:
   Investments and futures                          110,399      (11,754)     (61,443)     259,448         (669)      28,614
   Foreign currency transactions                          -            -            -       24,110         (444)           -
  Net change in unrealized appreciation
  (depreciation) of:
   Investments and futures                          110,048      114,259       (1,519)      30,380       69,209      309,384
   Foreign currency                                       -            -            -       22,709       (1,178)           -
                                                 -----------  -----------  -----------  -----------  -----------  -----------
    Net increase in net assets resulting
    from operations                                 341,701      131,453      126,319      363,166       78,599      364,045
 Distributions to shareholders (Note 1):
  From net investment income                       (120,147)     (28,948)    (189,281)     (26,519)     (11,681)     (26,047)
  In excess of net investment income                      -            -            -      (61,401)           -            -
  From net realized gains                          (102,804)           -            -     (223,676)           -      (28,614)
  In excess of net realized gains                         -       (9,791)           -            -            -            -
  Fund share transactions (Note 4)                  890,030    2,043,605    3,439,080      592,388    2,016,106    1,997,654
                                                 -----------  -----------  -----------  -----------  -----------  -----------
    Total increase in net assets                  1,008,780    2,136,319    3,376,118      643,958    2,083,024    2,307,038

NET ASSETS:
  Beginning of period                             2,136,319            -            -    2,083,024            -            -
                                                 -----------  -----------  -----------  -----------  -----------  -----------
    END OF PERIOD (A)                            $3,145,099   $2,136,319   $3,376,118   $2,726,982   $2,083,024   $2,307,038
                                                 ===========  ===========  ===========  ===========  ===========  ===========

  (a) Including undistributed (overdistributed)
  net investment income                          $    1,107   $        -   $        -   $   (2,632)  $     (278)  $        -
                                                 ===========  ===========  ===========  ===========  ===========  ===========

*-The Growth and Income Portfolio and the International Equity Portfolio commenced investment operations on October 20, 1995, and  the  Managed  Bond  Portfolio  and  the  Asset  Allocation Portfolio commenced investment operations on January 2, 1996.




                                                           WNL SERIES TRUST
                                                  STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                   SALOMON      VAN KAMPEN
                                                                                                    BROTHERS       AMERICAN
                                                                                                      U.S.         CAPITAL
                                                GLOBAL ADVISORS            GLOBAL ADVISORS         GOVERNMENT      EMERGING
                                                GROWTH EQUITY                MONEY MARKET          SECURITIES       GROWTH
                                                -------------                ------------          ----------      --------
                                              YEAR          PERIOD         YEAR         PERIOD        PERIOD        PERIOD
                                              ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                           DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                                              1996          1995*          1996         1995*         1996*         1996*
                                           ------------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
 From operations:
  Net investment income                      $   47,555   $   10,034   $   37,566   $  1,234   $  121,541   $    5,070
  Net realized gain (loss) on:
    Investments                                 131,244       (7,438)           -          -      (39,476)     (10,938)
  Net change in unrealized appreciation
  (depreciation) of investments                 340,351       68,780            -          -       (1,770)     144,523
                                             -----------  -----------  -----------  ---------  -----------  -----------
      Net increase in net assets resulting
      from operations                           519,150       71,376       37,566      1,234       80,295      138,655
  Distributions to shareholders (Note 1):
    From net investment income                  (47,555)     (10,034)     (37,566)    (1,234)    (121,541)      (5,070)
    From net realized gains                    (123,806)           -            -          -            -                -
  In excess of net realized gains                     -            -            -          -            -      (49,696)
 Fund share transactions (Note 4)             1,000,038    2,011,297    1,164,745    126,279    2,387,963    1,797,948
                                             -----------  -----------  -----------  ---------  -----------  -----------
 Total increase in net assets                 1,347,827    2,072,639    1,164,745    126,279    2,346,717    1,881,837

NET ASSETS:
  Beginning of period                         2,072,639            -      126,279          -            -            -
                                             -----------  -----------  -----------  ---------  -----------  -----------
  END OF PERIOD                              $3,420,466   $2,072,639   $1,291,024   $126,279   $2,346,717   $1,881,837
                                             ===========  ===========  ===========  =========  ===========  ===========

*-The  Growth Equity Portfolio, Money Market Portfolio, U.S. Government Securities Portfolio and Emerging Growth Portfolio
commenced  investment operations on October 20, 1995, October 10,1995, February 6, 1996 and January 2, 1996, respectively.





                                                   WNL SERIES TRUST
                                                 FINANCIAL HIGHLIGHTS
                                    FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                             BLACKROCK             CREDIT  SUISSE
                                             BEA  GROWTH  AND  INCOME      MANAGED  BOND       INTERNATIONAL  EQUITY
                                             ------------------------      -------------       ---------------------
                                                Year           Period          Period           Year           Period
                                               Ended           Ended           Ended           Ended           Ended
                                            December 31,    December 31,    December 31,    December 31,    December 31,
                                                1996           1995*           1996*            1996           1995*
                                           --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE
Net asset value, beginning of period       $       10.46   $       10.00   $       10.00   $       10.33   $       10.00
                                           --------------  --------------  --------------  --------------  --------------

INVESTMENT OPERATIONS
Net investment income (1)                           0.47            0.14            0.58            0.15            0.06
Net realized and
   unrealized gain (loss)                           0.96            0.51           (0.22)           1.56            0.33
                                           --------------  --------------  --------------  --------------  --------------
Total from investment operations                    1.43            0.65            0.36            1.71            0.39
                                           --------------  --------------  --------------  --------------  --------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                              (0.47)          (0.14)          (0.58)          (0.15)          (0.06)
In excess of net investment income gains               -               -               -           (0.24)              -
Net realized gains                                 (0.38)              -            0.00           (0.98)           0.00
In excess of net realized gains                        -           (0.05)              -               -               -
                                           --------------  --------------  --------------  --------------  --------------
Total distributions
  to shareholders                                  (0.85)          (0.19)          (0.58)          (1.37)          (0.06)
                                           --------------  --------------  --------------  --------------  --------------

Net asset value, end of period             $       11.04   $       10.46   $        9.78   $       10.67   $       10.33
                                           ==============  ==============  ==============  ==============  ==============

TOTAL RETURN                                       13.82%       6.57% (2)       3.76% (2)          16.50%       3.93% (2)

RATIOS AND SUPPLEMENTAL
DATA
Expenses to average
  net assets (3)                                    0.49%       0.12% (4)       0.28% (4)           0.60%       0.12% (4)
Net investment income to
  average net assets                                4.65%       6.99% (4)       6.02% (4)           1.09%       2.89% (4)
Portfolio turnover rate                              217%             75%            488%             79%              2%
Average commission rate (5)                $      0.0600   $      0.0623               -   $      0.0134   $      0.0371
Net assets, end of period (000's)          $       3,145   $       2,136   $       3,376   $       2,727   $       2,083

                                             ELITEVALUE
                                        ASSET  ALLOCATION
                                        -----------------
                                               Period
                                               Ended
                                            December 31,
                                               1996*
                                           --------------
NET ASSET VALUE
Net asset value, beginning of period       $       10.00
                                           --------------

INVESTMENT OPERATIONS
Net investment income (1)                           0.18
Net realized and
   unrealized gain (loss)                           2.48
                                           --------------
Total from investment operations                    2.66
                                           --------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                              (0.18)
In excess of net investment income gains               -
Net realized gains                                 (0.16)
In excess of net realized gains                        -
                                           --------------
Total distributions
  to shareholders                                  (0.34)
                                           --------------

Net asset value, end of period             $       12.32
                                           ==============

TOTAL RETURN                                   26.70% (2)

RATIOS AND SUPPLEMENTAL
DATA
Expenses to average
  net assets (3)                                0.36% (4)
Net investment income to
  average net assets                            1.74% (4)
Portfolio turnover rate                               21%
Average commission rate (5)                $      0.0545
Net assets, end of period (000's)          $       2,307

*-The  Growth and Income and International Equity Portfolios commenced investment operations on October 20, 1995, and the
Managed  Bond  and  Asset  Allocation  Portfolios  commenced  investment  operations  on  January  2,  1996.

(1)  Net  investment  income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the
Sub-administrator,  the Custodian and Western National Life Insurance Company, an affiliate of the Adviser (see Note 2 to
the  financial  statements).   If the Investment Adviser, the Sub-administrator and the Custodian had not waived fees and
Western National Life Insurance Company had not reimbursed expenses for the periods ended December 31, 1996, and December
31,  1995,  net investment income (loss) per share would have been $0.00 and $(0.06) for the Growth and Income Portfolio, respectively,  and  $(1.25)  and  $(0.18)  for  the  International  Equity Portfolio, respectively.  For the period ended
December  31,1996,  the net investment income (loss) per share would have been $0.23 and $(0.54) for the Managed Bond and
Asset  Allocation  Portfolios,  respectively.
(2)          Total  return  represents  aggregate  total  return  for  the  period  indicated  and  is  not  annualized.

(3)  If  the  Investment  Adviser,  the Sub-administrator and the Custodian had not waived fees and Western National Life
Insurance  Company  had not reimbursed expenses for the periods ended December 31, 1996, and December 31, 1995, the ratio of  operating  expenses  to  average  net  assets  would  have  been 5.15% and 9.95% for the Growth and Income Portfolio, respectively,  and  6.41% and 11.83% for the International Equity Portfolio, respectively.  For the period ended December
31,1996,  the  ratio of operating expenses to average net assets would have been 3.93% and 7.45% for the Managed Bond and
Asset  Allocation  Portfolios,  respectively.
(4)          Annualized.
(5)  Represents  the  average  commission  rate  paid  on  equity security transactions on which commissions are charged.





                                                 WNL SERIES TRUST
                                               FINANCIAL HIGHLIGHTS
                                  FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                                                                                    SALOMON  BROTHERS
                                               GLOBAL  ADVISORS              GLOBAL  ADVISORS        U.S.  GOVERNMENT
                                                GROWTH  EQUITY                 MONEY  MARKET            SECURITIES
                                               --------------                  -------------            ----------
                                            Year           Period           Year           Period          Period
                                           Ended           Ended           Ended           Ended           Ended
                                        December 31,    December 31,    December 31,    December 31,    December 31,
                                            1996           1995*            1996           1995*           1996*
                                       --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE
Net asset value, beginning of period       $10.31          $10.00          $1.00           $1.00           $10.00
                                       --------------  --------------  --------------  --------------  --------------

INVESTMENT OPERATIONS
Net investment income (1)                   0.20            0.05            0.05            0.01            0.53
Net realized and
unrealized gain (loss)                      1.99            0.31            0.00            0.00           (0.21)
                                       --------------  --------------  --------------  --------------  --------------
Total from investment operations            2.19            0.36            0.05            0.01            0.32
                                       --------------  --------------  --------------  --------------  --------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                      (0.20)          (0.05)          (0.05)          (0.01)          (0.53)
Net realized gains                         (0.45)          (0.00)           0.00           (0.00)           0.00
                                       --------------  --------------  --------------  --------------  --------------
Total distributions
to shareholders                            (0.65)          (0.05)          (0.05)          (0.01)          (0.53)
                                       --------------  --------------  --------------  --------------  --------------

Net asset value, end of period             $11.85          $10.31          $1.00           $1.00           $9.79
                                       ==============  ==============  ==============  ==============  ==============

TOTAL RETURN                               21.36%        3.57% (2)         5.19%         1.17% (2)       3.40% (2)

RATIOS AND SUPPLEMENTAL
DATA
Expenses to average
net assets (3)                             0.39%         0.12% (4)         0.29%         0.12% (4)       0.22% (4)
Net investment income to
average net assets                         1.80%         2.46% (4)         5.23%         5.25% (4)       5.91% (4)
Portfolio turnover rate                     89%              9%             N/A             N/A             297%
Average commission rate (5)               $0.0326         $0.0226            -               -               -
Net assets, end of period (000's)          $3,420          $2,073          $1,291           $126           $2,347


                                        VAN  KAMPEN
                                     AMERICAN  CAPITAL
                                     EMERGING  GROWTH
                                     ----------------
                                           Period
                                           Ended
                                        December 31,
                                           1996*
                                       --------------
NET ASSET VALUE
Net asset value, beginning of period       $10.00
                                       --------------

INVESTMENT OPERATIONS
Net investment income (1)                   0.05
Net realized and
unrealized gain (loss)                      1.86
                                       --------------
Total from investment operations            1.91
                                       --------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM:
Net investment income                      (0.05)
Net realized gains                         (0.32)
                                       --------------
Total distributions
to shareholders                            (0.37)
                                       --------------

Net asset value, end of period             $11.54
                                       ==============

TOTAL RETURN                             19.06% (2)

RATIOS AND SUPPLEMENTAL
DATA
Expenses to average
net assets (3)                           0.46% (4)
Net investment income to
average net assets                       0.40% (4)
Portfolio turnover rate                     154%
Average commission rate (5)               $0.0419
Net assets, end of period (000's)          $1,882

*-The  Growth  Equity  Portfolio,  Money  Market  Portfolio, U.S. Government Securities Portfolio and Emerging Growth
Portfolio  commenced  operations  on  October  20,  1995,  October  10,  1995,  February 6, 1996 and January 2, 1996,
respectively.

(1)  Net  investment  income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the  Sub-administrator,  the  Custodian and Western National Life Insurance Company, an affiliate of the Adviser (see
Note  2  to  the  financial  statements).  If the Investment Adviser, the Sub-administrator and the Custodian had not waived  fees  and  Western National Life Insurance Company had not reimbursed expenses for the periods ended December
31,  1996,  and December 31, 1995, net investment income (loss) per share would have been $(0.29) and $(0.15) for the
Growth Equity Portfolio, respectively, and $(0.08) and $(0.35) for the Money Market Portfolio, respectively.  For the period  ended  December 31,1996, the net investment income (loss) per share would have been $0.10 and $(1.29) for the
U.S.  Government  Securities  and  Emerging  Growth  Portfolios,  respectively.
(2)          Total  return  represents  aggregate  total  return  for  the  period  indicated  and is not annualized.

(3)  If the Investment Adviser, the Sub-administrator and the Custodian had not waived fees and Western National Life
Insurance  Company  had  not  reimbursed expenses for the periods ended December 31, 1996, and December 31, 1995, the ratio  of  operating  expenses to average net assets would have been 4.83% and 9.94% for the Growth Equity Portfolio, respectively, and 14.15% and 161.83% for the Money Market Portfolio, respectively.  For the period ended December 31,
1996,  the ratio of operating expenses to average net assets would have been 5.26% and 11.22% for the U.S. Government
Securities  and  Emerging  Growth  Portfolios,  respectively.
(4)          Annualized.
(5)  Represents  the  average  commission rate paid on equity security transactions on which commissions are charged.



WNL  SERIES  TRUST
NOTES  TO  FINANCIAL  STATEMENTS
DECEMBER  31,  1996


WNL Series Trust (the "Trust") is an open-end, diversified series management investment company established a Massachusetts business trust under a Declaration of Trust dated December 12, 1994, as amended April 19, 1995. The Trust currently offers shares of beneficial interest in eight series (the
"Portfolios"), each of which has a different investment objective and represents the entire interest in a separate portfolio of investments. The
Portfolios are: BEA Growth and Income Portfolio (the "Growth and Income Portfolio"), BlackRock Managed Bond Portfolio (the "Managed Bond Portfolio"), Credit Suisse International Equity Portfolio (the "International Equity Portfolio"), EliteValue Asset Allocation Portfolio (the "Asset Allocation Portfolio"), Global Advisors Growth Equity Portfolio (the "Growth Equity
Portfolio"), Global Advisors Money Market Portfolio (the "Money Market Portfolio"), Salomon Brothers U.S. Government Securities Portfolio (the "U.S. Government Securities Portfolio"), and Van Kampen American Capital Emerging Growth Portfolio (the "Emerging Growth Portfolio"). The Portfolios are currently available to the public only through variable annuity contracts ("VA Contracts") issued by Western National Life Insurance Company (the "Life Company"), a wholly-owned subsidiary of Western National Corporation.

1.    SIGNIFICANT  ACCOUNTING  POLICIES
 The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements in accordance with generally accepted accounting principles.

(A) VALUATION OF SECURITIES - All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by a broker or dealer. Debt securities, including zero-coupon securities, and certain foreign securities will be valued by a pricing service approved by the Trustees. Other foreign securities will be valued by the Trust's custodian. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of 4:00 p.m. New York time, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Trustees.

The Money Market Portfolio values all securities using the amortized cost method which approximates market value. Under this method, which does not take into account unrealized securities gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant amortization or accretion to maturity of any discount or premium.

(B) REPURCHASE AGREEMENTS - A repurchase agreement is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than a week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price. The collateral for such agreements will be held by the Portfolio's custodian. The Portfolio will enter into repurchase agreements only with banks and broker-dealers that have been determined to be creditworthy by the Trust's Board of Trustees. The seller under a repurchase agreement would be required to maintain the value of the obligations subject to the repurchase agreement at not less than the repurchase price. Default by the seller would expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Portfolio may be delayed or limited in its ability to sell the collateral.

(C) WHEN ISSUED TRANSACTIONS- The Portfolios may enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, although a Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it is deemed appropriate to do so. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Portfolios prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issed or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

(D) DOLLAR ROLL TRANSACTIONS- Certain Portfolios seeking a high level of current income may enter into dollar rolls in which the Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously contracts to purchase, typically in 30 to 60 days, substantially similar but not identical, securities on a specified future date. The proceeds of the initial sale of securities in such transaction may be used to purchase long-term securities which will be held during the dollar roll period. During the roll period the Portfolio foregoes principal and interest paid on the security sold at the beginning of the roll period. The Portfolio is compensated by the difference between the current sale price and the forward price for the future purchase as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price.

(E) FOREIGN INVESTMENTS - Certain Portfolios may invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates, devaluation of currencies, future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The Portfolios' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies.

(F) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - Certain Portfolios may engage in forward foreign currency exchange contracts ("forward contracts"). Portfolios may enter into forward contracts to convert to and from different foreign currencies. A Portfolio can either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward contracts to purchase or sell foreign currencies. Realized and unrealized gains and losses arising from such transactions are included in net realized and unrealized gains and losses from foreign currency related transactions.

A forward contract is an obligation by a Portfolio to purchase or sell a specific currency at a future date. The Portfolio maintains with its custodian, in a segregated account, high-grade liquid assets in an amount at least equal to its obligations under each contract. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

A Portfolio may enter into forward contracts for hedging purposes as well as for non-hedging purposes. Transactions are entered into for hedging purposes in an attempt to protect against changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase.

A Portfolio may enter into forward contracts for other than hedging purposes which present greater profit potential but also involves increased risk.

(G) FOREIGN CURRENCY TRANSLATIONS- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. The eligible Portfolios do not isolate that portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gain or loss from investments. Foreign exchange gain (loss) is treated as ordinary income for federal income tax purposes to the extent constituting "Section 988 Transactions" pursuant to the Internal Revenue Code, including currency gains (losses) related to the sale of debt securities, forward foreign currency exchange contracts, payments of liabilities, and collections of receivables.

(H) FUTURES CONTRACTS - Certain Portfolios may enter into futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the initial margin. Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

The use of futures contracts as a hedging device involves several risks. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(I) SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are recorded as of the trade date. Realized gains and losses on sales of investments are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-date.

(J) EXPENSE ALLOCATION - Expenses with respect to any two or more Portfolios may be allocated in proportion to the net assets of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

(K) DIVIDENDS AND DISTRIBUTIONS - The Money Market Portfolio will declare a dividend of its net ordinary income daily and distribute such dividend monthly. Each of the other Portfolios will declare and distribute dividends from net ordinary income quarterly and will distribute its net realized capital gains, if any, at least annually.

Income dividends and capital gain distributions are determined in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by the Portfolios. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

(L) FEDERAL INCOME TAXES - Each Portfolio of the Trust intends to qualify and elects to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Internal Revenue Code. As an electing regulated investment company, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent such income and gains are distributed to the separate account of the Life Company which holds its shares.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES Under an Investment Advisory Agreement (the "Agreement"), WNL Investment Advisory Services, Inc. (the "Adviser"), a wholly-owned subsidiary of Western National Corporation, manages the business and affairs of the Portfolios and the Trust, subject to the control of the Trustees. Under the Agreement, the Adviser is obligated to formulate a continuing program for the investment of the assets of each Portfolio of the Trust in a manner consistent with each Portfolio's investment objectives, policies and restrictions and to determine from time to time securities to be purchased, sold, retained or lent by the Trust and to implement those decisions. The Agreement also provides that the Adviser shall provide such services required for effective administration of the Trust.

As full compensation for its services under the Agreement, the Trust will pay the Adviser a monthly fee at the following rates based on the average daily net assets of each Portfolio:

BEA Growth and Income                         0.75%
BlackRock Managed Bond                        0.55%
Credit Suisse International Equity            0.90%
EliteValue Asset Allocation                   0.65%
Global Advisors Growth Equity                 0.61%
Global Advisors Money Market                  0.45%
Salomon Brothers U.S. Government Securities  0.475%
Van Kampen American Capital Emerging Growth   0.75%



The  Adviser  has  agreed to waive its advisory fee for each of the Portfolios for the initial six months of each Portfolio's investment operations. Additionally, the Adviser has agreed to waive that portion of its advisory fee which is in excess of the amount payable by the Adviser to each Sub-adviser pursuant to the respective sub-advisory agreements for each Portfolio until May 1, 1997. The Adviser pays each Sub-adviser the following fees:

BEA Growth and Income                         0.50%
BlackRock Managed Bond                        0.30%
Credit Suisse International Equity            0.65%
EliteValue Asset Allocation                   0.40%
Global Advisors Growth Equity                 0.36%
Global Advisors Money Market                  0.20%
Salomon Brothers U.S. Government Securities  0.225%
Van Kampen American Capital Emerging Growth   0.50%


In addition, Western National Life Insurance Company, an affiliate of the Adviser, has undertaken to bear until May 1, 1997 all operating expenses of each Portfolio, excluding the compensation of the Adviser, that exceed 0.12% of each Portfolio's average daily net assets.

In accordance with each Portfolio's investment objective and policies and under the supervision of the Adviser and the Trust's Board of Trustees, each Portfolio's Sub-adviser is responsible for the day-to-day investment management of the Portfolio, to make investment decisions for the Portfolio and to place orders on behalf of the Portfolio to effect the investment
decisions  made  as  provided  in  separate  Sub-advisory  Agreements.    The
Sub-advisers to the Portfolios are: BEA Associates for the Growth and Income Portfolio; BlackRock Financial Management, Inc. for the Managed Bond Portfolio; Credit Suisse Investment Management, Ltd. for the International Equity Portfolio; OpCap Advisors for the Asset Allocation Portfolio; State Street Global Advisors for the Growth Equity and Money Market Portfolios; Salomon Brothers Asset Management Inc. for the U.S. Government Securities Portfolio; and Van Kampen American Capital Asset Management, Inc. for the Emerging Growth Portfolio. The Sub-advisers receive their fees directly from the Adviser, and receive no compensation from the Trust.

The Trust's Sub-administrator, custodian, transfer and dividend-paying agent is State Street Bank and Trust Company. State Street Bank and Trust Company has agreed to waive its minimum custody fee until September 30, 1996 and its minimum sub-administration fee for the first twelve months of each Portfolios' operations.

For the period ended December 31, 1996, the Adviser waived advisory fees, the Sub-administrator waived Sub-administration fees, the Custodian waived custody fees and Western National Life Insurance Company reimbursed operating expenses as follows:


                                    Advisory        Sub-        Custody
                                      Fees     administration     Fees     Expenses
                                     Waived      Fees Waived     Waived   Reimbursed    Total
                                    ---------  ---------------  --------  -----------  --------
BEA Growth and Income               $   9,918  $        35,933  $ 13,500  $    62,218  $121,569
BlackRock Managed Bond                 12,335           48,709    13,500       39,849   114,393
Credit Suisse International Equity     10,342           35,441    22,500       73,107   141,390
EliteValue Asset Allocation             6,128           49,328    13,500       36,700   105,656
Global Advisors Growth Equity           9,010           35,917    13,500       58,668   117,095
Global Advisors Money Market            1,984           37,068    13,500       47,013    99,565
Salomon Brothers U.S. Government
   Securities                           7,227           44,938    13,500       32,867    98,532
Van Kampen American Capital
   Emerging Growth                      5,171           49,366    13,500       67,677   135,714



WNL Brokerage Services, Inc., a subsidiary of Western National Corporation, is the distributor and underwriter of the VA Contracts.

Each Trustee of the Trust who is not an interested person of the Trust or Adviser or Sub-adviser receives an annual fee of $7,500 and an additional fee of $750 for each Trustees' meeting attended. In addition, disinterested Trustees who are members of any Board committees will receive a separate $750 fee for attendance at any committee meeting that is held on a day on which no Board meeting is held.

For the year ended December 31, 1996, Global Advisors Growth Equity Portfolio, Credit Suisse International Equity Portfolio, Van Kampen American Capital Emerging Growth Portfolio and EliteValue Asset Allocation Portfolio paid brokerage commissions of $117, $890, $12 and $252, respectively, to CS First Boston Corporation and $76, $262, $106 and $6, respectively, to Salomon Brothers Inc., affiliated brokers, for portfolio transactions executed on behalf of the Portfolios.

3.    SECURITY  TRANSACTIONS
The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the period ended December 31, 1996 were as follows:











                                                  U.S. Government    Proceeds    U.S. Government
                                      Purchases      Purchases      from Sales        Sales
                                      ----------  ----------------  -----------  ----------------
BEA Growth and Income                 $4,296,988  $      1,642,177  $ 3,841,104  $      1,525,954
BlackRock Managed Bond                 1,890,708        14,483,439      716,492        12,191,766
Credit Suisse International Equity     2,318,666                 -    1,838,516                 -
EliteValue Asset Allocation            1,930,937           123,645      272,543                 -
Global Advisors Growth Equity          3,165,111                 -    2,280,046            31,459
Global Advisors Money Market                   -                 -            -                 -
Salomon Bros. U.S. Gov.   Securities           -         7,451,593            -         5,078,388
Van Kampen American Capital
   Emerging Growth                     3,278,860            17,091    1,688,407            10,094


4.    SHARES  OF  BENEFICIAL  INTEREST
The Trust has an unlimited authorized number of shares of beneficial interest with a par value of
$0.01.    The  tables  below  summarize  transactions  in  Trust  shares.


                                   BEA GROWTH AND INCOME PORTFOLIO
                                YEAR ENDED          PERIOD ENDED
                            DECEMBER 31, 1996    DECEMBER 31, 1995**
                             SHARES    AMOUNT    SHARES     AMOUNT
Capital stock sold           66,163   $728,535   200,461  $2,004,865
Capital stock issued upon
  reinvestment of dividends
  and distributions
                             20,222    222,950     3,702      38,740
Capital stock redeemed       (5,666)   (61,455)        -           -
---------------------------  -------  ---------  -------  ----------
Net increase                 80,719   $890,030   204,163  $2,043,605
===========================  =======  =========  =======  ==========



                     BLACKROCK MANAGED BOND PORTFOLIO
                     PERIOD ENDED DECEMBER 31, 1996#
                              SHARES     AMOUNT
Capital stock sold           326,114   $3,255,351
Capital stock issued upon
  reinvestment of dividends
  and distributions           19,619      189,281
Capital stock redeemed          (565)      (5,552)
Net increase                 345,168   $3,439,080
===========================  ========  ===========



                          CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO
                                YEAR ENDED          PERIOD ENDED
                             DECEMBER 31, 1996   DECEMBER 31, 1995**
                             SHARES    AMOUNT    SHARES     AMOUNT
Capital stock sold           30,199   $338,622   200,429  $2,004,424
Capital stock issued upon
  reinvestment of dividends
    and distributions        29,080    311,598     1,131      11,682
Capital stock redeemed       (5,158)   (57,832)        -           -
Net increase                 54,121   $592,388   201,560  $2,016,106
===========================  =======  =========  =======  ==========




                     ELITEVALUE ASSET ALLOCATION PORTFOLIO
                       PERIOD ENDED DECEMBER 31, 1996#
                              SHARES     AMOUNT
Capital stock sold           188,662   $2,008,545
Capital stock issued upon
  reinvestment of dividends
  and distributions            4,621       54,661
Capital stock redeemed        (5,982)     (65,552)
Net increase                 187,301   $1,997,654
===========================  ========  ===========



                              GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO
                                YEAR ENDED          PERIOD ENDED
                             DECEMBER 31, 1996    DECEMBER 31, 1995**
                             SHARES     AMOUNT     SHARES     AMOUNT
Capital stock sold           78,858   $  894,813   200,124  $2,001,261
Capital stock issued upon
  reinvestment of dividends
  and distributions          14,601      171,361       973      10,036
Capital stock redeemed       (5,936)     (66,136)        -           -
Net increase                 87,523   $1,000,038   201,097  $2,011,297
===========================  =======  ===========  =======  ==========



                                GLOBAL ADVISORS MONEY MARKET PORTFOLIO
                                    YEAR ENDED             PERIOD ENDED
                                DECEMBER 31, 1996       DECEMBER 31, 1995*
                               SHARES        AMOUNT      SHARES    AMOUNT
Capital stock sold            8,792,660   $ 8,792,660   140,324   $140,324
Capital stock issued upon
  reinvestment of dividends
  and distributions              37,565        37,565     1,233      1,233
Capital stock redeemed       (7,665,480)   (7,665,480)  (15,278)   (15,278)
Net increase                  1,164,745   $ 1,164,745   126,279   $126,279
===========================  ===========  ============  ========  =========



               SALOMON BROTHERS U.S. GOVERNMENT SECURITIES PORTFOLIO
                       PERIOD ENDED DECEMBER 31, 1996##
                              SHARES     AMOUNT
Capital stock sold           228,423   $2,278,845
Capital stock issued upon
  reinvestment of dividends
  and distributions           12,524      121,541
Capital stock redeemed        (1,264)     (12,423)
Net increase                 239,683   $2,387,963
===========================  ========  ===========




                  VAN KAMPEN CAPITAL EMERGING GROWTH PORTFOLIO
                        PERIOD ENDED DECEMBER 31, 1996#
                              SHARES       AMOUNT
Capital stock sold            316,820   $ 3,633,490
Capital stock issued upon
  reinvestment of dividends
  and distributions             4,733        54,766
Capital stock redeemed       (158,471)   (1,890,308)
Net increase                  163,082   $ 1,797,948
===========================  =========  ============

*        Portfolio  commenced  operations  on  October  10,  1995.
**      Portfolio  commenced  operations  on  October  20,  1995.
#        Portfolio  commenced  operations  on  January  2,  1996.
##    Portfolio  commenced  operations  on  February  6,  1996.


5.    FORWARD  FOREIGN  CURRENCY  EXCHANGE  CONTRACTS
At December 31, 1996, the outstanding forward foreign currency exchange contracts, which contractually obligate the Trust to deliver currencies at a specified date, were as follows:



CREDIT  SUISSE  INTERNATIONAL  EQUITY  PORTFOLIO
------------------------------------------------


                                U.S. DOLLAR
                                  COST ON     U.S. DOLLAR
CURRENCY SOLD       SETTLEMENT  ORIGINATION     CURRENT       UNREALIZED
                       DATE         DATE         VALUE       APPRECIATION
------------------  ----------  ------------  ------------  --------------
CAD                 01/07/1997  $    298,508  $    292,254  $       6,254
DEM                 01/21/1997       144,096       143,891            205
FRF                 01/07/1997       146,972       146,866            106
JPY                 01/21/1997       429,387       411,886         17,501
NLG                 01/21/1997       134,286       133,966            320
                                ------------  ------------  --------------
                                $  1,153,249  $  1,128,863  $      24,386


                                U.S. DOLLAR
                                COST ON       U.S. DOLLAR
CURRENCY PURCHASED  SETTLEMENT  ORIGINATION   CURRENT       UNREALIZED
                    DATE        DATE          VALUE         DEPRECIATION
------------------  ----------  ------------  ------------  --------------
CAD                   01/07/97  $    146,972  $    146,127  $        (845)
CAD                   01/07/97       147,689       146,127         (1,562)
                                ------------  ------------  --------------
                                $    294,661  $    292,254  $      (2,407)



6.    TAX  INFORMATION
For Federal income tax purposes capital loss carryforwards (exclusive of certain capital losses incurred after October 31) of $63,719 and $38,675 are available to the extent provided by regulations to offset future realized capital gains of BlackRock Managed Bond Portfolio and Salomon Brothers U.S. Government Securities Portfolio, respectively. These losses expire in 2004.

Additionally, certain capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. During the year ended December 31, 1996 Van Kampen American Capital Emerging Growth Portfolio and BEA Growth and Income Portfolio elected to defer net capital losses of $40,860 and $11,514, respectively.

Credit Suisse International Equity Portfolio and Global Advisors Growth Equity Portfolio designate $5,317 and $46,867, respectively as long term capital gains dividends paid.

Credit Suisse International Equity Portfolio had total income from sources within foreign countries of $39,323. The total amount of foreign taxes paid to such countries was $6,016.

                       REPORT OF INDEPENDENT ACCOUNTANTS






To the Board of Directors and Shareholders of WNL Series Trust:



We have audited the accompanying statements of assets and liabilities of the WNL Series Trust (the "Trust") consisting of BEA Growth and Income Portfolio, BlackRock Managed Bond Portfolio, Credit Suisse International Equity Portfolio, EliteValue Asset Allocation Portfolio, Global Advisors Growth Equity Portfolio, Global Advisors Money Market Portfolio, Salomon Brothers U.S. Government Securities Portfolio and Van Kampen American Capital Emerging Growth Portfolio, including the schedules of investments, as of December 31, 1996, the related statements of operations for the year then ended, the statements of changes in net assets, and the financial highlights for each of the periods indicated herein. These financial statements and financial
highlights  are  the  responsibility  of  the  Trust's  management.    Our
responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentations. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the WNL Series Trust as of December 31, 1996, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.







Boston,  Massachusetts          COOPERS  &  LYBRAND  L.L.P.
February  10,  1997














                               WNL SERIES TRUST
                       PROXY VOTING RESULTS (UNAUDITED)

The following proposal which was voted upon at a special meeting of shareholders on October 16, 1996, with results shown below.

PROPOSAL  1.
To approve a new Sub-Advisory Agreement between Van Kampen American Capital Asset Management, Inc., WNL Investment Advisory Services, Inc. and WNL Series Trust.


                               For    Against  Abstain
                             -------  -------  -------
Van Kampen American Capital
   Emerging Growth           138,780        -    8,780